FIRST FOCUS FUNDS
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2002







                                 [LOGO OMITTED]
                                   FIRST FOCUS
                                     FUNDS
                           Value. Stability. Service.

                                TABLE OF CONTENTS

        Shareholder Letter ....................................   1
        Statements of Net Assets ..............................   3
        Statement of Assets and Liabilities ...................  31
        Statements of Operations ..............................  32
        Statements of Changes in Net Assets ...................  34
        Financial Highlights ..................................  38
        Notes to Financial Statements .........................  41





                               NOTICE TO INVESTORS

                        Shares of First Focus Funds are:
                 -----------------------------------------------
                                NOT FDIC INSURED
                 -----------------------------------------------
                        MAY LOSE VALUE NO BANK GUARANTEE
                 -----------------------------------------------


                 An investment in the U.S. Government Money
                 Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                 The First Focus Funds are distributed by an independent third party, SEI Investments
                 Distribution Co.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

SEPTEMBER 30, 2002

DEAR SHAREHOLDER

Every generation has its defining moment, or moments. We began the 20th century by defending the freedom of our allies in World War I. Mothers and fathers sent their sons half way across the world to risk their lives in the defense of freedom. Then followed a period of incredible prosperity culminating in the market crash of 1929, and the ensuing Great Depression of the 1930's. Once again, we were called on by the world to defend freedom during the 1940's in World War II. In the 1950's, 60's and 70's we were fighting the spread of communism across the globe.

We are in the midst of many great challenges on multiple fronts. The war on terrorism and the looming threat of a war with Iraq dominate our foreign policy. On the domestic front we are challenged both by an anemic economy that seems to be having a hard time ramping up to full speed and the significant and troubling misuse of power and fiduciary responsibility by some leaders in the corporate community. But as most of us have been told time and again, every cloud has a silver lining. More on that later.

The third quarter of 2002 was a challenging one for most equity investors. The S&P 500 Index, a generally accepted broad market barometer, fell 17.3% for the quarter. Smaller company stocks did even worse. The nearly three-year drop in the equity market has been a painful one for most investors. If the S&P 500 Index records negative performance for 2002, it will be the first time it has declined three years in a row since 1931.

As with most important issues, perspective and context are always important. The recent poor performance of the S&P 500 Index followed an incredibly strong period for equities. The S&P 500 Index produced a total return of over 250% between December 31, 1994 and December 31, 1999. This was the strongest five-year performance for the Index since its inception in 1926. Even including the -42.4% fall from December 31, 1999 through September 30 of this year, the S&P 500 Index has still produced a total return of over 100% since December 31, 1994.

In the midst of all these great challenges our nation is now facing, we learn. We learned from September 11th, 2001, that the various intelligence and law enforcement agencies in this country must cooperate and communicate for the greater good of our nation. We grieve for the families whose lives have been forever changed by the horrible shootings in and around Washington DC. We also observe what is possible when there is great focus and cooperation between agencies in bringing these criminals to justice. We are sickened by the cavalier attitude of some top corporate officers. However, we also watch as they are hauled off to jail in handcuffs as our governmental leaders contemplate new rules and regulations to make our corporations more accountable to their investors. We are frightened by the prospects of sending our young men and women off to war, but we are still free to passionately debate the pros and cons of such a decision. If and when the fighting begins, we will stand together as one country, and will prevail.





                                                                               1
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SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

Perhaps we as a nation became too complacent and enamored with the great things this country has given us. Perhaps we as a generation have come to realize that all the great things we have today are the result of the blood, sweat and tears of our ancestors. This is a good thing. This is the silver lining.

What's good for America is good for our financial markets. Let us return to the patience and persistence of previous generations. Let us build a solid financial plan, and stick with it. Don't bet against America. We will be a stronger nation for having faced these challenges and conquered them.


                                                                  Stephen Frantz
                                                        Chief Investment Officer
                                                                sfrantz@fnni.com



2
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--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

U.S. GOVERNMENTMONEY MARKET FUND


  PRINCIPAL
   AMOUNT                                            VALUE
-----------                                       ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS 75.7%
               FFCB 9.3%
$ 20,000,000   1.730%, 10/01/02               $  20,000,000
                                              -------------
               FHLB 23.1%
               FHLB (B)
  18,900,000   1.670%, 10/02/02                  18,899,123
  10,200,000   1.716%, 10/09/02                  10,196,124
   1,123,000   1.671%, 10/09/02                   1,122,583
   1,500,000   1.672%, 10/23/02                   1,498,469
               FHLB, Ser 177
   5,000,000   6.375%, 11/15/02                   5,025,922
               FHLB, Ser 234 (A)
  10,000,000   1.959%, 03/04/03                   9,999,162
               FHLB, Ser 6M02
   2,840,000   5.975%, 12/11/02                   2,860,034
                                              -------------
                                                 49,601,417
                                              -------------
               FNMA 41.9%
               FNMA (A)
  15,000,000   1.919%, 02/21/03                  15,000,000
  25,000,000   1.788%, 02/26/03                  24,996,810
               FNMA (B)
  50,000,000   1.860%, 10/01/02                  50,000,000
                                              -------------
                                                 89,996,810
                                              -------------
               SLMA 1.4%
               SLMA, MTN (A)
   3,000,000   2.119%, 11/14/02                   3,001,400
                                              -------------
Total U.S. Government Agency Obligations
   (Cost $162,599,627)                          162,599,627
                                              -------------
REPURCHASE AGREEMENT 24.3%
               Smith Barney Repurchase
               Agreement, 1.920%,
               dated 09/30/02, matures
               10/01/02, repurchase price
               $52,152,781(collateralized
               by various U.S. Government
               Obligations, total market
  52,150,000   value: $53,195,901)               52,150,000
                                              -------------
Total Repurchase Agreement
   (Cost $52,150,000)                            52,150,000
                                              -------------

Total Investments 100.0%
   (Cost $214,749,627)                          214,749,627
                                              -------------

                                                     VALUE
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET:
   Investment Advisory Fees Payable           $     (30,723)
   Administration Fees Payable                      (30,723)
   Custodian Fees Payable                            (6,144)
   Transfer Agent Fees Payable                       (6,111)
   Other Assets and Liabilities                      81,278
                                              -------------
Other Assets and Liabilities, Net 0.0%                7,577
                                              -------------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
   (authorized 500,000,000-- $0.00001
   par value) based on 214,738,701
   outstanding shares of beneficial interest    214,728,815
Paid-in-Capital of Class A Shares
   (authorized 500,000,000-- $0.00001
   par value) based on 8,082 outstanding
   shares of beneficial interest                      8,082
Paid-in-Capital of Class B Shares
   (authorized 500,000,000 -- $0.00001
   par value) based on 1,308 outstanding
   shares of beneficial interest                      1,308
Undistributed net investment income                     662
Accumulated net realized gain on investments         18,337
                                              -------------
TOTAL NET ASSETS 100.0%                       $ 214,757,204
                                              =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class             $1.00
                                              =============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $1.00
                                              =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                         $1.00
                                              =============

(A) Variable Rate Security -- The rate shown is the rate in effect on September 30, 2002.
(B) Zero Coupon Discount Note -- The rate reported on the Statement of Net Assets is the effective yield at time of purchase.

FFCB -- Federal Farm Credit
Bank FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note Ser -- Series
SLMA -- Student Loan Marketing Association
See notes to financial statements.


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SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

SHORT/INTERMEDIATE BOND FUND


  PRINCIPAL
   AMOUNT                                            VALUE
-----------                                       ---------

U.S. TREASURY OBLIGATIONS 29.7%
               U.S. TREASURY BOND 2.1%
  $1,000,000   4.375%, 08/15/12                $  1,063,281
                                               ------------
               U.S. TREASURY NOTES 27.6%
   2,000,000   7.500%, 02/15/05                   2,262,640
   1,750,000   7.250%, 05/15/04                   1,908,252
     750,000   6.250%, 02/15/03                     763,095
   1,500,000   6.250%, 02/15/07                   1,734,195
   1,750,000   5.750%, 11/30/02                   1,761,812
   2,500,000   5.250%, 08/15/03                   2,582,225
   1,500,000   4.625%, 05/15/06                   1,623,516
   1,500,000   3.000%, 11/30/03                   1,526,309
                                               ------------
                                                 14,162,044
                                               ------------
Total U.S. Treasury Obligations
   (Cost $14,873,926)                            15,225,325
                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 26.9%
               FFCB 2.1%
   1,000,000   4.375%, 04/15/05                   1,053,761
                                               ------------
               FHLB 6.3%
     750,000   5.450%, 01/12/09                     828,083
   1,800,000   5.350%, 04/05/07                   1,884,355
     500,000   4.030%, 04/29/05                     521,629
                                               ------------
                                                  3,234,067
                                               ------------
               FHLMC 8.3%
   1,500,000   6.875%, 01/15/05                   1,654,995
     375,000   6.250%, 03/05/12                     401,737
   2,000,000   5.250%, 01/15/06                   2,164,418
                                               ------------
                                                  4,221,150
                                               ------------
               FNMA 10.2%
   1,000,000   7.125%, 03/15/07                   1,169,540
   1,000,000   7.000%, 07/15/05                   1,122,076
   1,000,000   6.250%, 02/17/11                   1,045,360
     750,000   6.000%, 05/15/08                     846,458
   1,000,000   5.350%, 03/18/09                   1,052,606
                                               ------------
                                                  5,236,040
                                               ------------
Total U.S. Government Agency Obligations
   (Cost $13,103,154)                            13,745,018
                                               ------------

  PRINCIPAL
   AMOUNT                                            VALUE
-----------                                       ---------

CORPORATE BONDS 40.9%
               AIR TRANSPORTATION 1.7%
               Caliber Systems
  $  750,000   7.800%, 08/01/06                $    866,246
                                               ------------
               COMMERCIAL BANKS 5.5%
               Bank of New York Co., Inc.
     750,000   6.375%, 04/01/12                     854,255
               Bank One Corp.
     555,000   10.000%, 08/15/10                    739,230
               Keycorp
     500,000   6.750%, 03/15/06                     549,375
               Northern Trust Co.
     350,000   6.250%, 06/02/08                     393,582
               Wells Fargo Co.
     250,000   6.375%, 08/01/11                     281,458
                                               ------------
                                                  2,817,900
                                               ------------
               COMPUTERS & SERVICES 3.0%
               Electronic Data Systems
     585,000   6.850%, 10/15/04                     554,287
               Oracle Corp.
     855,000   6.910%, 02/15/07                     967,219
                                               ------------
                                                  1,521,506
                                               ------------
               COSMETICS & TOILETRIES 1.3%
               Avon Products, Inc.
     600,000   6.550%, 08/01/07                     681,173
                                               ------------
               ELECTRICAL SERVICES 4.7%
               DTE Energy Corp.
     750,000   7.050%, 06/01/11                     845,308
               Northern States Power
     750,000   5.750%, 10/01/03                     742,500
               TXU Corp.
     750,000   6.250%, 10/01/04                     795,938
                                               ------------
                                                  2,383,746
                                               ------------
               FINANCIAL SERVICES 7.0%
               Block Financial Corp.
     750,000   8.500%, 04/15/07                     881,171
               Countrywide Home Loan
     750,000   5.625%, 07/15/09                     786,739
               General Electric Capital Corp.
     750,000   8.850%, 04/01/05                     857,812
               Goldman Sachs Group, Inc.
     450,000   5.700%, 09/01/12                     464,897




4
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STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

SHORT/INTERMEDIATE BOND FUND (CONCLUDED)


  PRINCIPAL
   AMOUNT                                            VALUE
-----------                                       ---------

               FINANCIAL SERVICES (CONTINUED)
               Household Finance Corp.
  $  500,000   7.875%, 03/01/07                $    529,375
               Verizon Global Funding Corp.
      50,000   6.750%, 12/01/05                      52,709
                                               ------------
                                                  3,572,703
                                               ------------
               FOOD, BEVERAGE & TOBACCO 4.3%
               Conagra Foods, Inc.
     415,000   9.875%, 11/15/05                     497,260
               Nabisco, Inc.
     750,000   7.050%, 07/15/07                     870,938
               Safeway, Inc.
     750,000   6.150%, 03/01/06                     808,261
                                               ------------
                                                  2,176,459
                                               ------------
               INSURANCE 3.7%
               AMBAC Financial Group, Inc.
     750,000   9.375%, 08/01/11                     975,629
               MGIC Investment Corp.
     825,000   6.000%, 03/15/07                     905,048
                                               ------------
                                                  1,880,677
                                               ------------
               MEDIA 1.3%
               AOL Time Warner, Inc.
     750,000   6.750%, 04/15/11                     690,000
                                               ------------
               MEDICAL PRODUCTS & SERVICES 6.5%
               Cardinal Health, Inc.
     750,000   6.750%, 02/15/11                     860,625
               Guidant Corp.
     750,000   6.150%, 02/15/06                     814,129
               Health Net, Inc.
     645,000   8.375%, 04/15/11                     764,611
               McKesson Corp.
     800,000   7.750%, 02/01/12                     910,457
                                               ------------
                                                  3,349,822
                                               ------------
               PETROLEUM & FUEL PRODUCTS 1.7%
               Phillips Petroleum Co.
     800,000   6.375%, 03/30/09                     877,496
                                               ------------
               RUBBER & PLASTIC 0.2%
               Clorox Company, Ser B
     110,000   7.250%, 03/01/07                     123,235
                                               ------------

  NUMBER OF
    SHARES                                           VALUE
-----------                                       ---------

Total Corporate Bonds
   (Cost $19,994,593)                          $ 20,940,963
                                               ------------
INVESTMENT COMPANIES 1.3%
               Federated Trust for
     281,537   U.S. Treasury Obligations            281,537
               Goldman Sachs Financial
               Square Funds, Treasury
     381,885   Obligations Fund                     381,885
                                               ------------
Total Investment Companies
   (Cost $663,422)                                  663,422
                                               ------------
Total Investments 98.8%
   (Cost $48,635,095)                            50,574,728
                                               ------------
OTHER ASSETS AND LIABILITIES, NET:
   Investment Advisory Fees Payable                 (12,486)
   Administration Fees Payable                       (8,324)
   Service Plan Fees Payable                         (2,081)
   Transfer Agent Fees Payable                       (3,015)
   Other Assets and Liabilities                     626,187
                                               ------------
Other Assets and Liabilities, Net 1.2%              600,281
                                               ------------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
   (authorized 50,000,000 -- $0.00001
   par value) based on 5,051,715
   outstanding shares of beneficial interest     50,221,283
Undistributed net investment income                  30,339
Accumulated net realized loss on investments     (1,016,246)
Net unrealized appreciation on investments        1,939,633
                                               ------------
TOTAL NET ASSETS 100.0%                        $ 51,175,009
                                               ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class            $10.13
                                               ============

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
Ser -- Series
See notes to financial statements.


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SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

BOND FUND

  PRINCIPAL
   AMOUNT                                            VALUE
-----------                                       ---------

U.S. TREASURY OBLIGATIONS 27.5%
               U.S. TREASURY BONDS 6.9%
  $  600,000   7.125%, 02/15/23                $    783,792
   1,750,000   5.500%, 08/15/28                   1,922,403
                                               ------------
                                                  2,706,195
                                               ------------
               U.S. TREASURY NOTES 20.6%
   1,100,000   6.125%, 08/15/07                   1,274,625
   1,000,000   5.875%, 11/15/04                   1,085,850
     875,000   5.750%, 08/15/03                     907,602
   2,000,000   5.750%, 11/15/05                   2,222,500
   2,500,000   5.250%, 05/15/04                   2,645,410
                                               ------------
                                                  8,135,987
                                               ------------
Total U.S. Treasury Obligations
   (Cost $10,365,301)                            10,842,182
                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 15.6%
               FHLMC 7.8%
   1,400,000   5.250%, 01/15/06                   1,515,093
   1,450,000   4.875%, 03/15/07                   1,560,642
                                               ------------
                                                  3,075,735
                                               ------------
               FNMA 7.8%
   1,250,000   7.125%, 01/15/30                   1,549,613
   1,400,000   5.250%, 04/15/07                   1,526,494
                                               ------------
                                                  3,076,107
                                               ------------
Total U.S. Government Agency Obligations
   (Cost $5,652,269)                              6,151,842
                                               ------------
CORPORATE BONDS 54.7%
               BANKS 8.2%
               Bank One Corp.
     650,000   8.000%, 04/29/27                     814,938
               Society National Bank
     700,000   7.250%, 06/01/05                     780,500
               SouthTrust Bank NA
     750,000   6.125%, 01/09/28                     838,255
               Wells Fargo & Co.
     750,000   5.125%, 02/15/07                     805,910
                                               ------------
                                                  3,239,603
                                               ------------

  PRINCIPAL
   AMOUNT                                            VALUE
-----------                                       ---------

               COMPUTERS & SERVICES 4.0%
               Dell Computer Corp.
  $  800,000   6.550%, 04/15/08                $    888,000
               Electronic Data Systems
     700,000   6.850%, 10/15/04                     663,250
                                               ------------
                                                  1,551,250
                                               ------------
               DATA PROCESSING 1.9%
               First Data Corporation
     725,000   4.700%, 11/01/06                     756,021
                                               ------------
               ENTERTAINMENT & RECREATION 2.1%
               Walt Disney Company, Ser B
     750,000   6.750%, 03/30/06                     808,125
                                               ------------
               FINANCIAL SERVICES 9.2%
               Countrywide Home Loan
     625,000   6.850%, 06/15/04                     662,500
               General Motors Acceptance Corp.
     750,000   6.125%, 02/01/07                     758,810
               Household Finance Corp.
     675,000   7.875%, 03/01/07                     714,656
               Morgan Stanley
     750,000   6.100%, 04/15/06                     811,584
               Verizon Global Funding Corp.
     650,000   6.750%, 12/01/05                     685,211
                                               ------------
                                                  3,632,761
                                               ------------
               FOOD, BEVERAGE & TOBACCO 2.2%
               Nabisco, Inc.
     750,000   7.050%, 07/15/07                     870,937
                                               ------------
               GAS/NATURAL GAS 5.5%
               Consolidated Natural Gas Co.
   1,250,000   5.750%, 08/01/03                   1,277,205
               Laclede Group, Inc.
     800,000   6.500%, 11/15/10                     879,000
                                               ------------
                                                  2,156,205
                                               ------------
               INDUSTRIAL 1.8%
               Duke Capital Corp.
     700,000   7.500%, 10/01/09                     719,817
                                               ------------
               INSURANCE 1.9%
               Chubb Corp.
     725,000   6.800%, 11/15/31                     758,810
                                               ------------


6
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--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

BOND FUND (CONCLUDED)


  PRINCIPAL
   AMOUNT                                            VALUE
-----------                                       ---------

               PETROLEUM & FUEL PRODUCTS 3.8%
               Atlantic Richfield
  $  600,000   10.875%, 07/15/05               $    739,500
               Phillips Petroleum Co.
     700,000   6.375%, 03/30/09                     767,809
                                               ------------
                                                  1,507,309
                                               ------------
               PHARMACEUTICALS 4.2%
               Bristol-Myers Squibb
     725,000   7.150%, 06/15/23                     836,227
               Wyeth
     750,000   7.900%, 02/15/05                     818,437
                                               ------------
                                                  1,654,664
                                               ------------
               RETAIL 4.1%
               Target Corp.
     750,000   7.000%, 07/15/31                     868,138
               Wal-Mart Stores
     650,000   8.500%, 09/15/24                     736,937
                                               ------------
                                                  1,605,075
                                               ------------
               UTILITIES & ELECTRICAL SERVICES 5.8%
               Allete, Inc.
   1,000,000   7.800%, 02/15/08                   1,134,131
               Union Electric
   1,000,000   6.750%, 05/01/08                   1,141,250
                                               ------------
                                                  2,275,381
                                               ------------
Total Corporate Bonds
   (Cost $20,301,003)                            21,535,958
                                               ------------

 NUMBER OF
   SHARES                                            VALUE
-----------                                       ---------

INVESTMENT COMPANY 0.6%
               Goldman Sachs Financial
               Square Funds, Treasury
     243,376   Obligations Fund                $    243,376
                                               ------------
Total Investment Company
   (Cost $243,376)                                  243,376
                                               ------------
Total Investments 98.4%
   (Cost $36,561,949)                            38,773,358
                                               ------------
OTHER ASSETS AND LIABILITIES, NET:
   Investment Advisory Fees Payable                 (16,317)
   Administration Fees Payable                       (6,527)
   Service Plan Fees Payable                         (1,632)
   Transfer Agent Fees Payable                       (4,808)
   Other Assets and Liabilities                     643,807
                                               ------------
Other Assets and Liabilities, Net 1.6%              614,523
                                               ------------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
   (authorized 50,000,000 -- $0.00001
   par value) based on 3,773,198
   outstanding shares of beneficial interest     38,818,079
Distributions in excess of net investment income   (218,084)
Accumulated net realized loss on investments     (1,423,523)
Net unrealized appreciation on investments        2,211,409
                                               ------------
TOTAL NET ASSETS 100.0%                        $ 39,387,881
                                               ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class            $10.44
                                               ============

FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
Ser -- Series
See notes to financial statements.


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SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

INCOME FUND

 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

U.S. TREASURY OBLIGATIONS 18.3%
               U.S. TREASURY BONDS 14.2%
  $3,000,000   13.750%, 08/15/04               $  3,667,032
   3,000,000    8.125%, 08/15/21                  4,282,590
     500,000    7.250%, 05/15/16                    649,175
   1,000,000    4.375%, 08/15/12                  1,063,281
                                               ------------
                                                  9,662,078
                                               ------------
               U.S. TREASURY NOTES 4.1%
   1,500,000   7.500%, 02/15/05                   1,696,980
   1,000,000   7.250%, 05/15/04                   1,090,430
                                               ------------
                                                  2,787,410
                                               ------------
Total U.S. Treasury Obligations
   (Cost $12,082,754)                            12,449,488
                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 6.6%
               FHLMC 0.6%
     380,000   6.250%, 03/05/12                     407,094
                                               ------------
               FNMA 6.0%
   1,000,000   7.250%, 01/15/10                   1,208,200
   1,500,000   7.125%, 01/15/30                   1,859,535
   1,000,000   6.250%, 02/17/11                   1,045,360
                                               ------------
                                                  4,113,095
                                               ------------
Total U.S. Government Agency Obligations
   (Cost $4,149,083)                              4,520,189
                                               ------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 36.0%
               FHLMC 16.3%
   1,000,000   7.000%, 02/15/29                   1,022,335
   1,478,787   7.000%, 10/01/31                   1,543,777
   2,924,730   6.500%, 02/01/31                   3,036,300
   1,912,238   6.000%, 01/15/20                   1,974,251
   1,146,269   6.000%, 01/15/29                   1,179,546
   1,150,000   5.750%, 11/15/25                   1,186,559
   1,100,000   5.500%, 07/15/32                   1,156,375
                                               ------------
                                                 11,099,143
                                               ------------
               FNMA 13.2%
     927,680   7.000%, 07/01/17                     981,203
   1,520,196   7.000%, 05/01/29                   1,587,859
   1,957,606   7.000%, 06/01/31                   2,044,428
   1,799,949   7.000%, 09/01/31                   1,879,778
     912,526   7.000%, 05/01/32                     953,029
   1,500,612   6.500%, 03/01/32                   1,556,238
                                               ------------
                                                  9,002,535
                                               ------------

 PRINCIPAL
   AMOUNT                                           VALUE
-----------                                       ---------

               GNMA 6.5%
  $3,204,374   7.000%, 12/15/27                $  3,370,316
   1,002,690   6.500%, 02/20/13                   1,055,506
                                               ------------
                                                  4,425,822
                                               ------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $24,067,136)                            24,527,500
                                               ------------
CORPORATE BONDS 38.4%
               AIR TRANSPORTATION 1.7%
               Caliber Systems
   1,010,000   7.800%, 08/01/06                   1,166,544
                                               ------------
               COMMERCIAL BANKS 2.6%
               Bank One Corp.
   1,000,000   10.000%, 08/15/10                  1,331,945
               Northern Trust Co.
     375,000   6.250%, 06/02/08                     421,694
                                               ------------
                                                  1,753,639
                                               ------------
               COMPUTERS & SERVICES 2.0%
               Dell Computer Corp.
   1,250,000   6.550%, 04/15/08                   1,387,500
                                               ------------
               COSMETICS & TOILETRIES 2.4%
               Avon Products, Inc.
     485,000   6.550%, 08/01/07                     550,615
               Scott Paper Co.
   1,000,000   7.000%, 08/15/23                   1,056,426
                                               ------------
                                                  1,607,041
                                               ------------
               ELECTRICAL SERVICES 1.6%
               DTE Energy Corp.
   1,000,000   7.050%, 06/01/11                   1,127,078
                                               ------------
               FINANCIAL SERVICES 5.4%
               Block Financial Corp.
   1,085,000   8.500%, 04/15/07                   1,274,761
               Countrywide Home Loan
   1,000,000   5.625%, 07/15/09                   1,048,985
               Goldman Sachs Group, Inc.
     520,000   5.700%, 09/01/12                     537,215
               Household Finance Corp.
     785,000   7.875%, 03/01/07                     831,119
                                               ------------
                                                  3,692,080
                                               ------------

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

INCOME FUND (CONTINUED)




 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

               FOOD, BEVERAGE & TOBACCO 1.8%
               Conagra Foods, Inc.
  $1,000,000   9.875%, 11/15/05                $  1,198,218
                                               ------------
               GAS/NATURAL GAS 3.0%
               TXU Corp
   2,000,000   6.375%, 02/01/04                   2,073,232
                                               ------------
               INSURANCE 5.5%
               AMBAC Financial Group, Inc.
   1,250,000   9.375%, 08/01/11                   1,626,049
               General Reinsurance Corp.
   1,100,000   9.000%, 09/12/09                   1,389,304
               MGIC Investment Corp.
     660,000   6.000%, 03/15/07                     724,038
                                               ------------
                                                  3,739,391
                                               ------------
               MEDICAL PRODUCTS & SERVICES 7.1%
               Cardinal Health, Inc.
   1,250,000   6.750%, 02/15/11                   1,434,375
               Health Net, Inc.
     665,000   8.375%, 04/15/11                     788,320
               Johnson & Johnson
   1,000,000   8.720%, 11/01/24                   1,162,500
               McKesson Corp.
   1,250,000   7.750%, 02/01/12                   1,422,589
                                               ------------
                                                  4,807,784
                                               ------------
               RETAIL 3.3%
               Safeway Inc.
   1,025,000   7.250%, 09/15/04                   1,101,875
               Wal-Mart Stores
   1,000,000   8.500%, 09/15/24                   1,133,750
                                               ------------
                                                  2,235,625
                                               ------------
               TELEPHONES & TELECOMMUNICATIONS 2.0%
               GTE North Inc., Ser D
   1,250,000   6.900%, 11/01/08                   1,353,294
                                               ------------
Total Corporate Bonds
   (Cost $24,227,579)                            26,141,426
                                               ------------


  NUMBER OF
   SHARES                                            VALUE
-----------                                        ---------

INVESTMENT COMPANY 0.5%
               Goldman Sachs Financial
               Square Funds, Treasury
     347,691   Obligations Fund                $    347,691
                                               ------------
Total Investment Company
   (Cost $347,691)                                  347,691
                                               ------------
Total Investments 99.8%
   (Cost $64,874,243)                            67,986,294
                                               ------------
OTHER ASSETS AND LIABILITIES, NET:
   Investment Advisory Fees Payable                 (24,202)
   Administration Fees Payable                      (11,257)
   Service Plan Fees Payable                         (2,825)
   Transfer Agent Fees Payable                       (2,542)
   Distribution Fees Payable                            (54)
   Other Assets and Liabilities                     156,942
                                               ------------
Other Assets and Liabilities, Net 0.2%              116,062
                                               ------------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
   (authorized 50,000,000 -- $0.00001
   par value) based on 6,566,285
   outstanding shares of beneficial interest     65,441,766
Paid-in-Capital of Class A Shares
   (authorized 50,000,000 -- $0.00001
    par value) based on 4,027 outstanding
   shares of beneficial interest                     40,140
Paid-in-Capital of Class B Shares
   (authorized 50,000,000 -- $0.00001
   par value) based on 7,617 outstanding
   shares of beneficial interest                     77,114
Distributions in excess of net investment income (1,138,780)
Accumulated net realized gain on investments        570,065
Net unrealized appreciation on investments        3,112,051
                                               ------------
TOTAL NET ASSETS 100.0%                        $ 68,102,356
                                               ============

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

INCOME FUND (CONCLUDED)





                                                    VALUE
                                                  ---------

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class            $10.35
                                               ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $10.37
                                               ============
Maximum Offering Price Per Share--
   Class A Shares ($10.37 / 95.50%)*                 $10.86
                                               ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B                        $10.36
                                               ============

* 4.50% represents the maximum sales charge imposed on purchases.
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
Ser -- Series
See notes to financial statements.

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

NEBRASKA TAX-FREE FUND




 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

MUNICIPAL BONDS 97.6%
               NEBRASKA 97.6%
               Columbus County, BAN, GO
  $  500,000   2.900%, 10/15/04               $     502,720
               Dakota County, Nebraska School
               District No. 011, GO, FSA
   1,400,000   5.250%, 12/15/22                   1,470,000
               Dawson County, Nebraska School
               District No.  020, GO, MBIA
   2,000,000   5.350%, 12/15/26                   2,102,500
     400,000   4.850%, 12/15/13                     425,000
               Dodge County, Nebraska School
               District No. 001, GO, FSA
     880,000   5.600%, 12/15/17                     993,300
   1,715,000   5.450%, 12/15/15                   1,931,519
               Douglas County, Nebraska School
               District No. 001, GO
     500,000   5.000%, 06/15/09                     560,000
   1,960,000   5.000%, 06/15/10                   2,197,650
   1,000,000   5.000%, 06/15/11                   1,127,500
               Douglas County, Nebraska School
               District No. 001, Ser B, GO
     440,000   4.900%, 12/15/17                     464,750
               Douglas County, Zoo Facility,
               Henry Doorly Zoo, RB
   1,000,000   5.875%, 09/01/14                   1,121,250
               Hastings, Electric Systems, RB
     875,000   5.000%, 01/01/07                     919,844
               Hastings, Electric Systems, RB, FSA
     500,000   5.000%, 01/01/16                     536,250
   3,000,000   5.000%, 01/01/19                   3,153,750
     155,000   3.750%, 01/01/05                     161,781
               Lancaster County, Hospital
               Authority, Bryanlgh Medical
               Center Project, Ser A, RB, AMBAC
     855,000   5.000%, 06/01/19                     898,819
               Lancaster County, School
               District No. 001, Lincoln
               Public Schools, GO
   1,480,000   5.250%, 07/15/17                   1,622,450
   2,000,000   5.250%, 07/15/18                   2,175,000
               Lincoln County, Nebraska School
               District No. 001, GO, FSA
     250,000   4.850%, 12/15/12                     260,312


 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

               Lincoln, Electric System, Power
               Supply Facility, RB
  $3,000,000   5.000%, 09/01/18               $   3,195,000
     580,000   4.000%, 09/01/10                     613,350
               Lincoln, Electric System, Power
               Supply Facility, Ser A, RB
   1,040,000   5.300%, 09/01/09                   1,092,218
   2,000,000   4.600%, 09/01/11                   2,155,000
               Lincoln, North Haymarket
               Redevelopment Project, TA
     160,000   3.750%, 11/15/04                     161,971
     115,000   3.650%, 11/15/03                     116,432
     330,000   3.550%, 11/15/02                     330,772
               Lincoln, Parking Facility, Ser A, RB
   3,040,000   5.375%, 08/15/14                   3,378,200
               Lincoln, Tax-supported Antelope
               Project, RB
     855,000   5.000%, 09/15/15                     933,019
     815,000   4.500%, 09/15/14                     866,956
               Nebraska State, Educational
               Finance Authority RB, Radian
   1,000,000   5.150%, 04/01/22                   1,037,500
               Nebraska State, Educational
               Finance Authority, Creighton
               University Project, RB, AMBAC
     920,000   5.950%, 01/01/11                   1,016,600
               Nebraska State, Educational
               Finance Authority, Creighton
               University Project, Ser A, RB,
               AMBAC
   2,660,000   5.000%, 09/01/09                   2,989,175
               Nebraska State, Municipal
               Energy Agency, Ser A, RB,
               AMBAC
   1,000,000   5.250%, 04/01/16                   1,106,250
     500,000   5.000%, 04/01/14                     552,500
     500,000   5.000%, 04/01/15                     545,625
               Nebraska State, Netc Facilities
               Corporation, RB
   1,000,000   4.500%, 04/01/09                   1,075,000
               Nebraska State, Public Power
               District, Electric System, Ser A,
               RB, MBIA, Pre-Refunded @ 101 (A)
   1,000,000   5.250%, 01/01/05                   1,090,354

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

NEBRASKA TAX-FREE FUND (CONTINUED)




 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

               Nebraska State, Public Power
               District, Power Supply System,
               RB, MBIA, Pre-Refunded @ 102 (A)
  $1,200,000   6.125%, 01/01/03               $   1,237,884
               Nebraska State, Public Power
               District, Power Supply System,
               Ser A, RB, MBIA
   1,400,000   5.250%, 01/01/07                   1,554,000
               Nebraska State, Public Power
               District, Power Supply System,
               Ser A, RB, MBIA,
               Pre-Refunded @ 101 (A)
   1,000,000   5.250%, 01/01/05                   1,087,500
               Nebraska State, Public Power
               District, Power Supply System,
               Ser B, RB, MBIA
   3,425,000   5.250%, 01/01/10                   3,814,594
               Nebraska State, Public Power
               District, Ser A, RB, MBIA
     530,000   3.000%, 01/01/03                     532,051
               Nebraska State, Utility
               Corporation, Lincoln Project, RB
   1,000,000   5.250%, 01/01/23                   1,048,750
               O'Neill, Hospital Authority,
               St. Anthony's Hospital Project, RB
   2,720,000   6.250%, 09/01/12 (C)               2,883,200
               Omaha Convention Hotel
               Corporation, Convention Center
               1st Tier, Ser A, RB, AMBAC
   1,000,000   5.500%, 04/01/16                   1,137,500
               Omaha, Douglas Nebraska
               Public Building, GO
   1,500,000   5.100%, 05/01/20                   1,580,625
               Omaha, Downtown Northeast
               Redevelopment Project,
               Special Tax, RB
   2,000,000   6.250%, 11/01/19                   2,197,500
               Omaha, GO
   2,285,000   5.000%, 12/01/10                   2,564,912
   1,440,000   5.000%, 12/01/11                   1,609,200
     705,000   5.000%, 12/01/12                     792,244
   1,300,000   4.850%, 12/01/14                   1,418,625
               Omaha, Housing Authority,
               Timbercreek Apartments, RB
   1,255,000   5.150%, 11/20/22                   1,283,237


 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

               Omaha, Public Power District,
               Electric System, Ser B, RB, ETM
  $2,000,000   5.900%, 02/01/06               $   2,247,500
   2,000,000   5.700%, 02/01/04                   2,112,500
               Omaha, Public Power District,
               Electric System, Ser D, RB
   2,210,000   4.800%, 02/01/05                   2,359,175
               Omaha, School District, GO
   2,000,000   4.550%, 12/15/12                   2,068,280
               Omaha, Special Obligation,
               Riverfront Redevelopment
               Project, Ser A, RB
   1,000,000   5.125%, 02/01/32                   1,043,750
     580,000   4.500%, 02/01/11                     630,750
     570,000   4.375%, 02/01/10                     614,175
     250,000   4.250%, 02/01/09                     267,812
               Omaha, Stadium Facilities
               Corporation, Rosenblatt
               Stadium Project, RB
   1,635,000   5.250%, 11/01/16                   1,810,763
               Papillion-la Vista, School
               District, GO (B)
   1,000,000   4.900%, 12/01/22                   1,015,000
               Phelps County, Hospital
               Authority, Phelps Memorial
               Health Center Project, Ser B, RB
   2,000,000   4.750%, 07/01/12                   2,057,500
               Phelps County, Leasing
               Corporation, County
               Correctional Facility
               Project, RB
   1,630,000   5.450%, 09/15/22                   1,672,788
               Sidney, Combined Utility,
               RB, AMBAC,
               Pre-Refunded @ 100 (A)
     355,000   6.100%, 11/01/02                     356,335
     320,000   6.000%, 11/01/02                     321,178
     340,000   6.000%, 11/01/02                     341,251
               University of Nebraska,
               Deferred Maintenance
               Project, RB
   2,000,000   5.250%, 07/15/07                   2,252,500
   1,940,000   5.250%, 07/15/09                   2,175,225
   1,000,000   5.250%, 07/15/10                   1,111,250

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

NEBRASKA TAX-FREE FUND (CONCLUDED)


 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

               University of Nebraska,
               Medical Center Project,
               RB, Pre-Refunded @ 100 (A)
  $3,000,000   5.250%, 07/01/05               $   3,285,000
               University of Nebraska,
               Medical Center Research
               Project, RB
   1,000,000   5.000%, 02/15/12                   1,118,750
   1,000,000   4.750%, 02/15/10                   1,095,000
                                              -------------
                                                 99,578,621
                                              -------------
Total Municipal Bonds
   (Cost $93,418,083)                            99,578,621
                                              -------------


 NUMBER OF
   SHARES
-----------

INVESTMENT COMPANIES 2.5%
   2,488,462   Federated Tax-Free Trust           2,488,462
               Goldman Sachs Financial
               Square Tax Exempt,
      67,050   Mutual Fund                           67,050
                                              -------------
Total Investment Companies
   (Cost $2,555,512)                              2,555,512
                                              -------------
Total Investments 100.1%
   (Cost $95,973,595)                           102,134,133
                                              -------------
OTHER ASSETS AND LIABILITIES, NET:
   Investment Advisory Fees Payable                 (42,093)
   Administration Fees Payable                      (16,837)
   Service Plan Fees Payable                         (4,105)
   Distribution Fees Payable                           (463)
   Other Assets and Liabilities                     (60,561)
                                              -------------
Other Assets and Liabilities, Net (0.1%)           (124,059)
                                              -------------


                                                    VALUE
                                                  ---------

NET ASSETS:
Paid-in-Capital of Institutional Class Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 9,644,482 outstanding
   shares of beneficial interest              $  93,658,935
Paid-in-Capital of Class A Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 157,517 outstanding
   shares of beneficial interest                  1,457,852
Undistributed net investment income                     643
Accumulated net realized gain on investments        732,106
Net unrealized appreciation on investments        6,160,538
                                              -------------
TOTAL NET ASSETS 100.0%                       $ 102,010,074
                                              =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class            $10.41
                                              =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $10.41
                                              =============
Maximum Offering Price Per Share --
   Class A Shares ($10.41 / 95.50%)*                 $10.90
                                              =============

 *  4.50% represents the maximum sales charge imposed on purchases.
(A) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.
(B) The cost of the security purchased on a when issued basis is $1,002,920.
(C) Security considered illiquid. The total value of the security as of September 30, 2002 is $2,883,200.
AMBAC -- American Municipal Bond Assurance Corporation
BAN -- Bond Anticipation Note
ETM -- Escrowed to Maturity
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

COLORADO TAX-FREE FUND




 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

MUNICIPAL BONDS 98.4%
               COLORADO 98.4%
               Adams County, School
               District #1, GO Ref
    $ 50,000   4.850%, 12/01/05                $     51,687
               Arrowhead Metropolitan
               District, GO Ref, MBIA
     250,000   4.650%, 12/01/14                     267,500
               Aspen, Ser A, GO Ref
      50,000   5.500%, 12/01/08                      52,500
               Aurora, GO
      75,000   4.650%, 12/01/11                      81,281
               Berthoud, Fire Protection
               District, GO, AMBAC
     120,000   4.600%, 12/01/13                     129,750
               Berthoud, Water Authority,
               RB, FSA
     110,000   4.850%, 10/15/07                     122,237
               Boulder County, Open Space
               Capital Improvement, RB
     155,000   4.250%, 07/15/10                     165,850
               Boulder County, University Corp
               for Atmospheric, Ref RB, MBIA
     600,000   4.200%, 09/01/13                     630,000
               Boulder Valley, School
               District RE2, GO Ref, FGIC
     250,000   4.750%, 12/01/09                     273,125
               Boulder, Larimer & Weld Counties,
               St. Vrain Valley School District RE1J,
               Ser A, GO Ref, MBIA
     100,000   5.800%, 12/15/07                     101,806
      50,000   5.700%, 12/15/06                      50,893
               Boulder, Larimer & Weld Counties,
               St. Vrain Valley School District RE1J,
               GO, FGIC
     300,000   4.875%, 12/15/11                     325,125
               Boulder, Open Space Acquisition
               Authority, GO Ref
     300,000   4.350%, 08/15/08                     320,625
               Boulder, Water & Sewer
               Authority, RB
     500,000   4.000%, 12/01/11                     526,250


 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

               Broomfield, Sewer Activity
               Enterprise-A, RB Ref, FSA
    $175,000   4.200%, 12/01/07                $    189,437
               Burlington, School District RE6J,
               GO, FSA
     285,000   4.150%, 12/01/08                     307,444
               Clear Creek, School District RE1,
               GO, FSA
     200,000   5.500%, 12/01/09                     232,500
               Clear Creek, School District REA,
               GO Ref, FSA
     300,000   4.300%, 12/01/13                     319,125
               Colorado Springs, Ser A, GO Ref
      50,000   4.900%, 09/01/05                      51,357
               Colorado Springs, Utility System,
               Sub-Lien, Improvement Facilities,
               Ser A, RB
     190,000   4.625%, 11/15/13                     201,875
               Colorado, Department of
               Transportation, Ser A,
               RAN, MBIA
     250,000   4.500%, 06/15/13                     271,250
     300,000   4.300%, 06/15/11                     323,250
               Colorado, Department of
               Transportation, RAN
     400,000   4.250%, 06/15/13                     424,000
               Colorado, Educational & Cultural
               Facilities, University of Northern
               Colorado Student Housing,
               Ser A, RB, MBIA
     250,000   4.350%, 07/01/12                     267,812
               Colorado, Health Facilities
               Authority, Rose Medical Center
               Project, RB, MBIA,
               Pre-Refunded @ 101.5 (A)
      25,000   4.600%, 08/15/03                      26,075
               Colorado, Regional Transportation
               District, Sales Tax, Ser A, RB, FGIC
     145,000   4.500%, 11/01/10                     158,594
               Colorado, School of Mines Auxiliary
               Facilities, Refunding & Improvement
               Authority, RB, MBIA
      50,000   4.875%, 12/01/07                      51,437
               Colorado, School of Mines Auxiliary
               Facilities, Refunding & Improvement,
               Ser A, RB, MBIA
     150,000   5.000%, 12/01/10                     162,937

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

COLORADO TAX-FREE FUND (CONTINUED)


 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

               Colorado, Water Resources &
               Power Development Authority,
               Clean Water, Ser A, RB
    $250,000   5.000%, 09/01/12                $    280,937
               Colorado, Water Resources &
               Power Development Authority,
               Clean Water, Ser A, Ref RB, ETM
       5,000   4.625%, 09/01/07                       5,506
               Colorado, Water Resources &
               Power Development Authority,
               Clean Water, Ser A, RB
      95,000   4.625%, 09/01/07                     104,500
               Colorado, Water Resources &
               Power Development Authority,
               Drinking Water, Ser A, RB
     250,000   5.000%, 09/01/10                     281,875
               Colorado, Water Resources &
               Power Development Authority,
               Small Water, Ser A, RB, FGIC
     150,000   5.450%, 11/01/12                     166,313
     300,000   4.300%, 11/01/12                     320,625
               Colorado, Water Resources &
               Power Development Authority,
               Small Water, Ser A, RB, Ref, FGIC
      50,000   4.650%, 11/01/04                      50,120
               Colorado, Water Resources &
               Power Development Authority,
               Small Water, Ser B, RB, FGIC
     300,000   4.550%, 11/01/12                     321,750
               Denver (City and County), Board
               Water Authority, Ser A, GO Ref
     300,000   4.300%, 09/01/12                     319,875
               Denver (City and County), COP,
               Ser B, AMBAC
     150,000   5.000%, 12/01/11                     169,500
               Denver (City and County), Excise
               Tax, RB, Ser A, FSA
     150,000   5.000%, 09/01/07                     167,438
               Denver (City and County), Water
               Authority, GO
     150,000   4.900%, 10/01/09                     163,125
               Douglas & Elbert County, School
               District, RE1, GO
     300,000   4.500%, 12/15/09                     328,875
               Douglas County, Sales
               & Use Tax, RB, MBIA

 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

    $100,000   5.250%, 10/15/07                $    110,750
               El Paso County, School
               District #38 , GO Ref, AMBAC
     200,000   4.150%, 12/01/08                     215,750
               El Paso County, School District
               No. 2, GO Ref, MBIA
     200,000   4.500%, 12/01/09                     219,500
               El Paso County, School District
               No. 38, GO Ref
     250,000   5.000%, 12/01/16                     267,500
               El Paso County, School District
               No. 49, Ser A, GO, FSA
      45,000   3.850%, 12/01/06                      47,925
               Evergreen, Park & Recreation
               District, GO, AMBAC
     130,000   5.000%, 12/01/11                     145,925
               Fort Collins, Stormwater & Drain
               Utility Enterprise, RB, FSA
      20,000   4.750%, 12/01/10                      22,000
               Fort Collins, Stormwater & Drain
               Utility Enterprise, Refunding &
               Improvement, RB, AMBAC
     150,000   5.000%, 12/01/10                     162,938
               Glenwood Springs, Sales & Use
               Tax, Refunding & Improvement,
               RB, MBIA
     100,000   4.150%, 10/01/09                     107,375
               Golden, Sales & Use Tax,
               Improvement, Ser B, RB, AMBAC
     300,000   5.375%, 12/01/15                     339,000
               Golden, Sales & Use Tax,
               Improvement, Ser C, RB, AMBAC
     100,000   4.800%, 12/01/12                     110,875
               Grand Lake, Fire Protection
               District, Ser 2001, GO, AMBAC
     100,000   4.450%, 12/01/11                     108,375
               Jefferson County, Open Space
               Sales Tax, RB, AMBAC
     500,000   5.000%, 11/01/15                     545,625
               La Plata County, School District
               No. 9-R, GO Ref, MBIA
     100,000   5.150%, 11/01/09                     108,250

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

COLORADO TAX-FREE FUND (CONTINUED)


 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

               Lakewood, Sales & Use Tax,
               Ref, RB
    $250,000   4.650%, 12/01/11                $    269,375
               Larimer County, Courthouse &
               Jail Facilities, COP, FSA
     250,000   4.650%, 12/15/08                     276,875
               Larimer County, School District
               No. R-1, GO, FGIC
     350,000   4.600%, 12/15/10                     385,875
               Larimer County, School District
               No. R-1, Ref, GO
     300,000   5.250%, 12/15/12                     335,250
               Logan County, Health Care
               Facility, Western Health Network,
               RB, MBIA
     100,000   5.750%, 01/01/08                     102,898
               Longmont, Sales & Use Tax, RB,
               AMBAC
     250,000   4.300%, 11/15/11                     270,000
               Mesa County, School District
               No. 051, GO, MBIA
     150,000   5.100%, 12/01/08                     165,188
               Morgan County, District No. R-3,
               GO, AMBAC
      25,000   3.900%, 12/01/06                      26,688
               Parker, Water & Sanitation District,
               Ref RB, FGIC
     115,000   4.500%, 10/01/08                     125,925
               Platte River, Power Authority,
               Ser DD, RB, MBIA
     155,000   5.000%, 06/01/08                     172,825
               Platte River, Power Authority,
               Ser EE, RB
     300,000   4.125%, 06/01/11                     316,875
               Pueblo County, School District
               No. 070, GO Ref, FGIC
     300,000   4.300%, 12/01/13                     317,625
               Pueblo County, School District
               No. 070, GO, Ref, AMBAC
     250,000   4.650%, 12/01/07                     276,250
               Pueblo County, School District
               No. 070, Ser B, GO, MBIA
      25,000   5.200%, 12/01/10                      26,531


 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

               Pueblo, Waterworks Authority,
               Ser A, RB, FSA
    $300,000   5.250%, 11/01/09                $    343,500
               Summitt County, School District
               No. RE1-R, GO Ref, FSA
     300,000   4.500%, 12/01/09                     329,250
               Teller County, Library District,
               GO, AMBAC
     130,000   4.650%, 12/01/12                     142,675
               Thornton, Open Space & Parks,
               Sales & Use Tax, RB, FSA
     300,000   5.000%, 09/01/14                     329,250
               Thornton, Water, Ref, GO, FSA (B)
     200,000   3.375%, 12/01/10                     202,750
               University of Colorado, Enterprise
               System, Ser B, RB
     300,000   4.500%, 06/01/13                     324,750
               University of Northern Colorado,
               Auxiliary Facility Systems, RB, MBIA
               Pre-Refunded @ 100 (A)
     150,000   5.375%, 06/01/07                     169,688
               Ute, Water Conservancy District,
               RB, MBIA
     200,000   5.375%, 06/15/07                     225,500
               Widefield, Water & Sanitation
               District, Water & Sewer Refunding
               & Improvement, Ser A, RB, MBIA
     150,000   5.550%, 12/01/10                     169,688
               Wray, CO Community Hospital,
               GO Ref, AMBAC
     250,000   4.950%, 10/15/10                     260,625
      50,000   4.650%, 10/15/07                      52,563
                                               ------------
                                                 16,896,368
                                               ------------
Total Municipal Bonds
   (Cost $15,612,721)                            16,896,368
                                               ------------

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

COLORADO TAX-FREE FUND (CONCLUDED)




 NUMBER OF
   SHARES                                            VALUE
-----------                                        ---------

INVESTMENT COMPANIES 1.0%
     148,398   Federated Tax-Free Trust        $    148,398
               Goldman Sachs Financial
               Square Tax Exempt,
      34,000   Mutual Fund                           34,000
                                               ------------
Total Investment Companies
   (Cost $182,398)                                  182,398
                                               ------------
Total Investments 99.4%
   (Cost $15,795,119)                            17,078,766
                                               ------------
OTHER ASSETS AND LIABILITIES, NET:
   Investment Advisory Fees Payable                  (3,378)
   Administration Fees Payable                       (2,860)
   Transfer Agent Fees Payable                       (1,556)
   Other Assets and Liabilities                     102,625
                                               ------------
Other Assets and Liabilities, Net 0.6%               94,831
                                               ------------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 1,609,738 outstanding
   shares of beneficial interest                 15,792,689
Paid-in-Capital of Class A Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 111 outstanding shares
   of beneficial interest                             1,140
Undistributed net investment income                   2,058
Accumulated net realized gain on investments         94,063
Net unrealized appreciation on investments        1,283,647
                                               ------------
TOTAL NET ASSETS 100.0%                        $ 17,173,597
                                               ============


                                                     VALUE
                                                   ---------

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class            $10.67
                                               ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $10.67
                                               ============
Maximum Offering Price Per Share --
   Class A Shares ($10.67 / 95.50%)*                 $11.17
                                               ============

 *  4.50% represents the maximum sales charge imposed on purchases.
(A) Pre-Refunded Security -- the maturity date shown is the prefunded date.
(B) The cost of the security purchased on a when issued basis is $199,922. AMBAC -- American Municipal Bond Assurance Corporation
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assurance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ref --- Refunding
Ser -- Series
See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

BALANCED FUND


  NUMBER
 OF SHARES                                           VALUE
-----------                                        ---------

COMMON STOCK 58.5%
               AEROSPACE & DEFENSE 1.2%
       2,250   Alliant Techsystems, Inc.*      $    155,812
                                               ------------
               BROADCASTING, NEWSPAPERS
               & ADVERTISING 1.2%
               Univision Communications, Inc.,
       6,800   Cl A*                                155,040
                                               ------------
               CHEMICALS 1.9%
       2,500   Praxair, Inc.                        127,775
       3,000   The Scotts Co., Cl A*                125,070
                                               ------------
                                                    252,845
                                               ------------
               COAL MINING 1.5%
      12,830   Fording, Inc.*                       189,884
                                               ------------
               COMMERCIAL SERVICES 2.2%
      10,000   Convergys Corp.*                     150,300
       7,000   Pre-Paid Legal Services Inc.*        139,160
                                               ------------
                                                    289,460
                                               ------------
               COMMUNICATIONS EQUIPMENT 1.4%
               L-3 Communications
       3,600   Holdings, Inc.*                      189,720
                                               ------------
               COMPUTERS, PRODUCTS
               & SERVICES 8.5%
       7,000   Adobe Systems, Inc.                  133,700
       5,000   Amazon.com, Inc.*                     79,650
       4,200   Cerner Corp.*                        147,882
      40,000   Citrix Systems, Inc.*                241,200
               Cognizant Technology
       3,000   Solutions Corp.*                     172,410
       8,000   Jack Henry & Associates               99,440
       7,000   Symantec Corp.*                      235,410
                                               ------------
                                                  1,109,692
                                               ------------
               CONSTRUCTION SERVICES 1.3%
       3,400   EMCOR Group, Inc.*                   168,980
                                               ------------
               DIVERSIFIED MANUFACTURING 1.0%
       3,000   Teleflex, Inc.                       136,740
                                               ------------


  NUMBER
 OF SHARES                                           VALUE
-----------                                        ---------

               ENTERTAINMENT &
               RECREATION 4.8%
     116,000   Bally Total Fitness Holding*    $    158,560
       7,000   Carnival Corp.                       175,700
       2,500   International Game Technology*       172,850
       6,000   Multimedia Games, Inc.*              118,146
                                               ------------
                                                    625,256
                                               ------------
               FINANCIAL SERVICES 2.3%
       2,000   Allied Capital Corp.                  43,780
       3,000   Blackrock, Inc./New York*            124,260
       5,000   Federated Investors, Inc., Cl B      134,950
                                               ------------
                                                    302,990
                                               ------------
               FOOD, BEVERAGE &
               TOBACCO 4.5%
      12,000   Constellation Brands, Inc., Cl A*    277,200
       5,000   Dean Foods Co.*                      198,900
       5,000   Pepsi Bottling Group, Inc.           117,000
                                               ------------
                                                    593,100
                                               ------------
               INSURANCE 5.1%
       4,000   Jefferson-Pilot Corp.                160,400
       4,500   MBIA, Inc.                           179,775
       4,000   MGIC Investment Corp.                163,320
       2,500   Triad Guaranty, Inc.*                 87,050
       1,000   XL Capital Ltd., Cl A                 73,500
                                               ------------
                                                    664,045
                                               ------------
               MEDICAL PRODUCTS
               & SERVICES 2.2%
       7,000   Medimmune, Inc.*                     146,440
       2,400   Stryker Corp.*                       138,240
                                               ------------
                                                    284,680
                                               ------------
               MISCELLANEOUS BUSINESS
               SERVICES 1.0%
       6,000   MAXIMUS, Inc.*                       134,400
                                               ------------
               MOTORCYCLES, BICYCLES
               & PARTS 1.4%
       4,000   Harley-Davidson, Inc.                185,800
                                               ------------

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

BALANCED FUND (CONTINUED)




  NUMBER
 OF SHARES                                           VALUE
-----------                                        ---------

               PETROLEUM & FUEL
               PRODUCTS 2.8%
       3,000   Apache Corp.                    $    178,350
       6,120   Encana Corporation                   184,212
                                               ------------
                                                    362,562
                                               ------------
               RETAIL 5.2%
       6,000   Darden Restaurants, Inc.             145,440
       3,500   Lowes Companies Inc.                 144,900
       5,000   Nautilus Group Inc.*                  97,500
       6,500   Starbucks Corp.*                     134,160
       5,000   Wendy's International, Inc.          165,550
                                               ------------
                                                    687,550
                                               ------------
               SECURITY AND COMMODITY
               BROKERS 2.1%
               Investment Technology
       3,500   Group, Inc.*                         102,410
       8,500   LaBranche & Co., Inc.*               172,125
                                               ------------
                                                    274,535
                                               ------------
               SEMI-CONDUCTORS/
               INSTRUMENTS 1.4%
      21,000   Nvidia Corp*                         179,760
                                               ------------
               STEEL PIPES & TUBES 2.0%
       3,500   Nucor Corp.                          132,650
       9,000   The Shaw Group, Inc.*                127,800
                                               ------------
                                                    260,450
                                               ------------
               TELEPHONES &
               TELECOMMUNICATIONS 1.2%
      10,000   Plantronics, Inc.*                   163,000
                                               ------------
               TRANSPORTATION 2.1%
       8,500   Canadian Pacific Railway Ltd.        155,125
       8,000   Swift Transportation Co., Inc.*      124,800
                                               ------------
                                                    279,925
                                               ------------
               UTILITIES & ELECTRICAL
               SERVICES 0.2%
      11,500   Calpine Corp.*                        28,405
                                               ------------
Total Common Stock
   (Cost $8,951,788)                              7,674,631
                                               ------------


 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

CORPORATE BONDS 20.5%
               BANKS 1.0%
               Bank One Corp.
    $ 50,000   8.000%, 04/29/27                $     62,688
               SouthTrust Bank NA
      60,000   6.125%, 01/09/28                      67,060
                                               ------------
                                                    129,748
                                               ------------
               BROADCASTING, NEWSPAPERS
               & ADVERTISING 1.6% Knight-Ridder, Inc.
     150,000   7.125%, 06/01/11                     172,058
               Time Warner, Inc.
      50,000   7.250%, 10/15/17                      42,437
                                               ------------
                                                    214,495
                                               ------------
               COMPUTERS & SERVICES 0.6%
               Dell Computer Corp.
      75,000   6.550%, 04/15/08                      83,250
                                               ------------
               COSMETICS & TOILETRIES 1.7%
               Kimberly-Clark Corp.
     200,000   6.250%, 07/15/18                     218,250
                                               ------------
               DIVERSIFIED
               MANUFACTURING 2.3%
               Norsk Hydro
     275,000   6.700%, 01/15/18                     298,031
                                               ------------
               FINANCIAL SERVICES 5.6%
               Citigroup, Inc.
     100,000   7.250%, 10/01/10                     114,607
               Ford Motor Credit Co.
     100,000   7.375%, 02/01/11                      94,375
               Goldman Sachs Group, Inc.
      50,000   6.650%, 05/15/09                      55,062
               Household Financial Corp.
     100,000   7.000%, 05/15/12                      96,343
               Morgan Stanley
     150,000   6.750%, 04/15/11                     163,984
               National Rural Utilities
     200,000   5.700%, 01/15/10                     210,500
                                               ------------
                                                    734,871
                                               ------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

BALANCED FUND (CONTINUED)


 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

               LEASING & RENTING 1.7%
               Hertz Corp.
    $225,000   7.625%, 08/15/07               $     224,474
                                              -------------
               TELEPHONES &
               TELECOMMUNICATIONS 2.9%
               GTE Corp.
     100,000   6.840%, 04/15/18                      95,625
               Vodafone Group plc
     250,000   7.750%, 02/15/10                     282,750
                                              -------------
                                                    378,375
                                              -------------
               UTILITIES & ELECTRICAL
               SERVICES 3.1%
               Boston Edison Co.
     150,000   7.800%, 05/15/10                     178,862
               Florida Power Corp.
      50,000   6.875%, 02/01/08                      56,401
               Union Electric
      50,000   6.750%, 05/01/08                      57,063
               Wisconsin Energy Corp.
     100,000   6.500%, 04/01/11                     111,693
                                              -------------
                                                    404,019
                                              -------------
Total Corporate Bonds
   (Cost $2,505,191)                              2,685,513
                                              -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 4.8%
               FFCB 0.4%
               FFCB, MTN
      50,000   6.060%, 05/28/13                      56,788
                                              -------------
               FHLB 1.0%
     125,000   4.500%, 11/14/08                     131,222
                                              -------------
               FHLMC 1.3%
     150,000   5.125%, 10/15/08                     162,810
                                              -------------
               FNMA 2.1%
     125,000   7.250%, 01/15/10                     151,025
     100,000   7.125%, 01/15/30                     123,969
                                              -------------
                                                    274,994
                                              -------------
Total U.S. Government Agency Obligations
   (Cost $546,091)                                  625,814
                                              -------------


 PRINCIPAL
   AMOUNT                                            VALUE
-----------                                        ---------

U.S. TREASURY OBLIGATIONS 11.1%
               U.S. TREASURY BONDS 4.0%
    $200,000   7.250%, 05/15/16                $    259,670
     200,000   7.125%, 02/15/23                     261,264
                                               ------------
                                                    520,934
                                               ------------
               U.S. TREASURY NOTE 7.1%
     850,000   4.875%, 02/15/12                     936,494
                                               ------------
Total U.S. Treasury Obligations
   (Cost $1,305,447)                              1,457,428
                                               ------------

  NUMBER
 OF SHARES
-----------
INVESTMENT COMPANIES 4.7%
               Federated Trust for
     362,727   U.S. Treasury Obligations            362,727
               Goldman Sachs Financial
               Square Funds, Treasury
     258,237   Obligations Fund                     258,237
                                               ------------
Total Investment Companies
   (Cost $620,964)                                  620,964
                                               ------------
Total Investments 99.6%
   (Cost $13,929,481)                            13,064,350
                                               ------------
OTHER ASSETS AND LIABILITIES, NET:
   Investment Advisory Fees Payable                  (8,116)
   Administration Fees Payable                       (2,164)
   Service Plan Fees Payable                           (421)
   Transfer Agent Fees Payable                       (4,528)
   Other Assets and Liabilities                      61,746
                                               ------------
Other Assets and Liabilities, Net 0.4%               46,517
                                               ------------

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

BALANCED FUND (CONCLUDED)



                                                     VALUE
                                                   ---------

NET ASSETS:
Paid-in-Capital of Institutional Class Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 1,510,735 outstanding
   shares of beneficial interest               $ 16,403,085
Undistributed net investment income                   1,913
Accumulated net realized loss on investments     (2,429,000)
Net unrealized depreciation on investments         (865,131)
                                               ------------
TOTAL NET ASSETS 100.0%                        $ 13,110,867
                                               ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class             $8.68
                                               ============

* Non-income producing security
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
Ltd. -- Limited
MTN -- Medium Term Note
plc -- Public Liability Company
See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

CORE EQUITY FUND




  NUMBER
 OF SHARES                                           VALUE
-----------                                        ---------

COMMON STOCK 88.8%
               BANKS 5.2%
      31,000   Bank of America Corporation     $  1,977,800
      31,500   Bank One Corporation               1,178,100
      25,500   FleetBoston Financial Corporation    518,415
      49,000   National City Corporation          1,397,970
                                               ------------
                                                  5,072,285
                                               ------------
               BROADCASTING, NEWSPAPERS
               & ADVERTISING 3.5%
      24,000   Gannett Co., Inc.                  1,732,320
               The Interpublic Group
     105,000   of Companies, Inc.                 1,664,250
                                               ------------
                                                  3,396,570
                                               ------------
               CHEMICALS 0.6%
      13,200   Air Products & Chemicals, Inc.       554,532
                                               ------------
               COMMUNICATIONS
               EQUIPMENT 1.4%
     137,000   Motorola, Inc.                     1,394,660
                                               ------------
               COMPUTERS, PRODUCTS
               & SERVICES 3.9%
      70,000   Hewlett-Packard Company              816,900
               International Business
      13,000   Machines Corporation                 759,070
     101,500   NCR Corporation*                   2,009,700
      20,000   Vishay Intertechnology, Inc.*        176,000
                                               ------------
                                                  3,761,670
                                               ------------
               CONTAINERS & PACKAGING 2.4%
     109,000   Sonoco Products Company            2,322,790
                                               ------------
               COSMETICS & TOILETRIES 2.6%
      44,000   Kimberly-Clark Corporation         2,492,160
                                               ------------
               DATA PROCESSING 2.8%
      95,500   First Data Corporation             2,669,225
                                               ------------
               ELECTRICAL EQUIPMENT 1.8%
      40,500   Emerson Electric Co.               1,779,570
                                               ------------
               ENTERTAINMENT &
               RECREATION 0.4%
      29,000   Walt Disney Company                  439,060
                                               ------------


  NUMBER
 OF SHARES                                           VALUE
-----------                                        ---------

               FINANCIAL SERVICES 3.9%
      29,500   Fannie Mae                      $  1,756,430
      36,000   Freddie Mac                        2,012,400
                                               ------------
                                                  3,768,830
                                               ------------
               FOOD, BEVERAGE
               & TOBACCO 4.3%
      43,500   H.J. Heinz Company                 1,451,595
      74,000   PepsiCo, Inc.                      2,734,300
                                               ------------
                                                  4,185,895
                                               ------------
               HOUSEWARES & SPECIALTY 4.5%
     141,000   Newell Rubbermaid Inc.             4,352,670
                                               ------------
               INSURANCE 9.0%
               American International
      25,000   Group, Inc.                        1,367,500
               Marsh & McLennan
      42,000   Companies, Inc.                    1,748,880
     100,500   SAFECO Corporation                 3,193,890
      43,000   Chubb Corporation                  2,357,690
                                               ------------
                                                  8,667,960
                                               ------------
               MACHINERY 4.1%
               Ingersoll-Rand Company, Ltd.,
      58,500   Cl A                               2,014,740
      51,500   Parker Hannifin Corporation        1,967,815
                                               ------------
                                                  3,982,555
                                               ------------
               MEDICAL PRODUCTS
               & SERVICES 4.2%
               Becton, Dickinson
      54,000   & Company                          1,533,600
      50,500   Guidant Corporation*               1,631,655
      23,500   Zimmer Holdings, Inc.*               900,990
                                               ------------
                                                  4,066,245
                                               ------------
               MISCELLANEOUS BUSINESS
               SERVICES 1.2%
      49,000   R.R. Donnelley & Sons Co.          1,151,990
                                               ------------
               PETROLEUM & FUEL
               PRODUCTS 10.9%
      72,000   Burlington Resources, Inc.         2,761,920
      35,500   ChevronTexaco Corporation          2,458,375
      57,000   Exxon Mobil Corporation            1,818,300

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

CORE EQUITY FUND (CONTINUED)




  NUMBER
 OF SHARES                                           VALUE
-----------                                        ---------

               PETROLEUM & FUEL
               PRODUCTS (CONTINUED)
      26,000   Transocean Inc.                 $    540,800
      93,500   Unocal Corporation                 2,934,965
                                               ------------
                                                 10,514,360
                                               ------------
               PHARMACEUTICALS 5.4%
      62,000   Abbott Laboratories                2,504,800
      61,500   Bristol-Myers Squibb Company       1,463,700
      57,000   Schering-Plough Corporation        1,215,240
                                               ------------
                                                  5,183,740
                                               ------------
               REAL ESTATE INVESTMENT
               TRUSTS 1.6%
               Equity Residential
      64,000   Properties Trust                   1,532,160
                                               ------------
               SEMI-CONDUCTORS/
               INSTRUMENTS 0.3%
     114,500   Sanmina-SCI Corporation*             317,165
                                               ------------
               TELEPHONES &
               TELECOMMUNICATIONS 3.9%
      45,500   BellSouth Corporation                835,380
      55,000   SBC Communications Inc.            1,105,500
      68,500   Verizon Communications Inc.        1,879,640
                                               ------------
                                                  3,820,520
                                               ------------
               TOYS & GAMES 3.5%
     186,000   Mattel, Inc.                       3,349,860
                                               ------------
               TRANSPORTATION 3.0%
      49,500   Union Pacific Corporation          2,864,565
                                               ------------
               UTILITIES & ELECTRICAL
               SERVICES 4.4%
      44,000   Allegheny Energy, Inc.               576,400
      54,000   DPL Inc.                             888,300
      27,000   DTE Energy Company                 1,098,900
      48,500   TECO Energy, Inc.                    770,180
      10,500   TXU Corp.                            437,955
      53,700   XCEL Energy Inc.                     499,947
                                               ------------
                                                  4,271,682
                                               ------------
Total Common Stock
   (Cost $85,901,715)                            85,912,719
                                               ------------


  NUMBER
 OF SHARES                                           VALUE
-----------                                        ---------

INVESTMENT COMPANIES 7.0%
               Federated Trust for
   3,226,615   U.S. Treasury Obligations       $  3,226,615
               Goldman Sachs Financial
               Square Funds, Treasury
   3,512,038   Obligations Fund                   3,512,038
                                               ------------
Total Investment Companies
   (Cost $6,738,653)                              6,738,653
                                               ------------

 PRINCIPAL
   AMOUNT
-----------
REPURCHASE AGREEMENT 4.1%
               G.X. Clarke & Co.,
               1.800%, dated 09/30/02, matures
               10/01/02, repurchase price
               $4,000,200 (collateralized by
               U.S. Treasury Bill, total market
$ 4,000,000    value: $4,010,000)                 4,000,000
                                               ------------
Total Repurchase Agreement
   (Cost $4,000,000)                              4,000,000
                                               ------------
Total Investments 99.9%
   (Cost $96,640,368)                            96,651,372
                                               ------------
OTHER ASSETS AND LIABILITIES, NET:
   Investment Advisory Fees Payable                 (59,014)
   Administration Fees Payable                      (16,861)
   Service Plan Fees Payable                         (4,225)
   Transfer Agent Fees Payable                       (2,497)
   Distribution Fees Payable                            (53)
   Other Assets and Liabilities                     169,138
                                               ------------
Other Assets and Liabilities, Net 0.1%               86,488
                                               ------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

CORE EQUITY FUND (CONCLUDED)





                                                     VALUE
                                                  ----------

NET ASSETS:
Paid-in-Capital of Institutional Class Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 12,901,236 outstanding
   shares of beneficial interest               $ 94,507,772
Paid-in-Capital of Class A Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 4,825 outstanding shares
   of beneficial interest                            45,487
Paid-in-Capital of Class B Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 10,049 outstanding shares
   of beneficial interest                            92,880
Undistributed net investment income                   9,841
Accumulated net realized gain on investments      2,070,876
Net unrealized appreciation on investments           11,004
                                               ------------
TOTAL NET ASSETS 100.0%                        $ 96,737,860
                                               ============

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class             $7.49
                                               ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $7.48
                                               ============
Maximum Offering Price Per Share --
   Class A Shares ($7.48 / 94.50%)**                  $7.92
                                               ============
Net Asset Value, Offering and Redemption
   Price Per Share-- Class B***                       $7.48
                                               ============

  * Non-income producing security
 ** 5.50% represents the maximum sales charge imposed on purchases.
*** Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to financial statements.
Cl -- Class
Ltd. -- Limited
See notes to financial statements.

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

GROWTH OPPORTUNITIES FUND


    NUMBER
  OF SHARES                                          VALUE
------------                                       --------

COMMON STOCK 99.3%
               AEROSPACE & DEFENSE 2.1%
      13,500   Alliant Techsystems, Inc.*      $    934,875
                                               ------------
               BROADCASTING, NEWSPAPERS
               & ADVERTISING 2.0%
               Univision Communications, Inc.,
      38,500   Cl A*                                877,800
                                               ------------
               CHEMICALS 3.1%
      13,500   Praxair, Inc.                        689,985
      15,600   The Scotts Co., Cl A*                650,364
                                               ------------
                                                  1,340,349
                                               ------------
               COAL MINING 2.2%
      66,557   Fording, Inc.*                       985,044
                                               ------------
               COMMERCIAL SERVICES 4.0%
      67,200   Convergys Corp.*                   1,010,016
      38,000   Pre-Paid Legal Services Inc.*        755,440
                                               ------------
                                                  1,765,456
                                               ------------
               COMMUNICATIONS
               EQUIPMENT 2.4%
               L-3 Communications
      20,000   Holdings, Inc.*                    1,054,000
                                               ------------
               COMPUTERS, PRODUCTS
               & SERVICES 13.4%
      45,000   Adobe Systems, Inc.                  859,500
      33,400   Amazon.Com, Inc.*                    532,062
      23,200   Cerner Corp.*                        816,872
     175,200   Citrix Systems, Inc.*              1,056,456
               Cognizant Technology
      16,000   Solutions Corp.*                     919,520
      42,100   Jack Henry & Associates              523,303
      35,400   Symantec Corp.*                    1,190,502
                                               ------------
                                                  5,898,215
                                               ------------
               CONSTRUCTION SERVICES 2.3%
      20,000   EMCOR Group, Inc.*                   994,000
                                               ------------
               DIVERSIFIED MANUFACTURING 1.7%
      16,600   Teleflex, Inc.                       756,628
                                               ------------
               ENTERTAINMENT &
               RECREATION 7.9%
      84,500   Bally Total Fitness Holding*         837,395
      37,000   Carnival Corp.                       928,700
      15,000   International Game Technology*     1,037,100
      33,000   Multimedia Games, Inc.*              649,803
                                               ------------
                                                  3,452,998
                                               ------------

   NUMBER
  OF SHARES                                          VALUE
------------                                       --------


               FINANCIAL SERVICES 4.8%
      35,000   Allied Capital Corp.            $    766,150
      12,900   Blackrock, Inc./New York*            534,318
      30,000   Federated Investors, Inc., Cl B      809,700
                                               ------------
                                                  2,110,168
                                               ------------
               FOOD, BEVERAGE
               & TOBACCO 8.6%
      66,200   Constellation Brands, Inc., Cl A*  1,529,220
      40,000   Dean Foods Co.*                    1,591,200
      28,400   Pepsi Bottling Group, Inc.           664,560
                                               ------------
                                                  3,784,980
                                               ------------
               INSURANCE 9.0%
      20,000   Jefferson-Pilot Corp.                802,000
      28,000   MBIA, Inc.                         1,118,600
      22,000   MGIC Investment Corp.                898,260
      15,000   Triad Guaranty, Inc.*                522,300
       8,500   XL Capital Ltd., Cl A                624,750
                                               ------------
                                                  3,965,910
                                               ------------
               MEDICAL PRODUCTS
               & SERVICES 3.6%
      39,000   Medimmune, Inc.*                     815,880
      13,000   Stryker Corp.*                       748,800
                                               ------------
                                                  1,564,680
                                               ------------
               MISCELLANEOUS BUSINESS
               SERVICES 2.5%
      50,000   MAXIMUS, Inc.*                     1,120,000
                                               ------------
               MOTORCYCLES, BICYCLES
               & PARTS 2.0%
      18,500   Harley-Davidson, Inc.                859,325
                                               ------------
               PETROLEUM & FUEL
               PRODUCTS 3.9%
      15,000   Apache Corp.                         891,750
      27,018   Encana Corporation                   813,242
                                               ------------
                                                  1,704,992
                                               ------------
               RETAIL 9.2%
      34,000   Darden Restaurants, Inc.             824,160
      15,000   Lowes Companies Inc.                 621,000
      29,000   Nautilus Group Inc.*                 565,500
      53,900   Starbucks Corp.*                   1,112,496
      28,000   Wendy's International, Inc.          927,080
                                               ------------
                                                  4,050,236
                                               ------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

GROWTH OPPORTUNITIES FUND (CONCLUDED)


    NUMBER
  OF SHARES                                          VALUE
------------                                       --------

               SECURITY AND COMMODITY
               BROKERS 3.5%
               Investment Technology
      20,000   Group, Inc.*                    $    585,200
      46,000   LaBranche & Co., Inc.*               931,500
                                               ------------
                                                  1,516,700
                                               ------------
               SEMI-CONDUCTORS/
               INSTRUMENTS 2.2%
     113,000   Nvidia Corp*                         967,280
                                               ------------
               STEEL PIPES & TUBES 3.2%
      20,900   Nucor Corp.                          792,110
      43,000   The Shaw Group, Inc.*                610,600
                                               ------------
                                                  1,402,710
                                               ------------
               TELEPHONES &
               TELECOMMUNICATIONS 1.9%
      51,700   Plantronics, Inc.*                   842,710
                                               ------------
               TRANSPORTATION 3.4%
      46,750   Canadian Pacific Railway Ltd.        853,187
      42,000   Swift Transportation Co., Inc.*      655,200
                                               ------------
                                                  1,508,387
                                               ------------
               UTILITIES & ELECTRICAL
               SERVICES 0.4%
      71,000   Calpine Corp.*                       175,370
                                               ------------
Total Common Stock
   (Cost $46,272,864)                            43,632,813
                                               ------------
INVESTMENT COMPANIES 1.1%
               Federated Trust for
     200,778   U.S. Treasury Obligations            200,778
               Goldman Sachs Financial
               Square Funds, Treasury
     296,147   Obligations Fund                     296,147
                                               ------------
Total Investment Companies
   (Cost $496,925)                                  496,925
                                               ------------
Total Investments 100.4%
   (Cost $46,769,789)                            44,129,738
                                               ------------


                                                     VALUE
                                                   --------

OTHER ASSETS AND LIABILITIES, NET:
   Investment Advisory Fees Payable               $ (28,743)
   Administration Fees Payable                       (7,665)
   Service Plan Fees Payable                            (38)
   Transfer Agent Fees Payable                       (4,487)
   Distribution Fees Payable                           (120)
   Other Assets and Liabilities                    (158,813)
                                               ------------
Other Assets and Liabilities, Net (0.4%)           (199,866)
                                               ------------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 4,790,455 outstanding
   shares of beneficial interest                 48,057,245
Paid-in-Capital of Class A Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 3,675 outstanding
   shares of beneficial interest                     42,775
Paid-in-Capital of Class B Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 9,743 outstanding
   shares of beneficial interest                    107,564
Accumulated net investment loss                    (114,357)
Accumulated net realized loss on investments     (1,523,304)
Net unrealized depreciation on investments       (2,640,051)
                                               ------------
TOTAL NET ASSETS 100.0%                        $ 43,929,872
                                               ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class             $9.14
                                               ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $9.12
                                               ============
Maximum Offering Price Per Share --
   Class A Shares ($9.12 / 94.50%)**                  $9.65
                                               ============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B***                      $9.06
                                               ============
  * Non-income producing security
 ** 5.50% represents the maximum sales charge imposed on purchases.
*** Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to financial statements.
CI -- Class
Ltd. -- Limited
See notes to financial statements.

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

SMALL COMPANY FUND


    NUMBER
  OF SHARES                                          VALUE
------------                                       --------

COMMON STOCK 91.2%
               APPAREL & TEXTILES 0.9%
       8,000   Kellwood Co.                    $    182,880
                                              -------------
               AUTOMOTIVE 2.2%
       8,400   Clarcor, Inc.                        257,880
      10,900   Modine Manufacturing Co.             207,318
                                              -------------
                                                    465,198
                                              -------------
               BANKS 9.1%
      14,600   Bancorpsouth, Inc.                   287,620
      10,700   Community First Bankshares, Inc.     298,316
      21,100   Cullen/Frost Bankers, Inc.           720,565
       9,400   National Penn Bancshares, Inc.       262,824
      12,800   Wilmington Trust Corp.               370,176
                                              -------------
                                                  1,939,501
                                              -------------
               CHEMICALS 3.9%
      14,600   Albemarle Corp.                      369,234
      15,000   Arch Chemicals, Inc.                 265,800
       5,500   Cambrex Corp.                        202,400
                                              -------------
                                                    837,434
                                              -------------
               COMPUTERS, PRODUCTS
               & SERVICES 2.2%
      27,700   Avocent Corp.*                       370,626
               Transaction Systems
      16,100   Architects, Inc., Cl A*               99,820
                                              -------------
                                                    470,446
                                              -------------
               CONTAINERS & PACKAGING 1.3%
       5,500   Ball Corp.                           277,145
                                              -------------
               DIVERSIFIED MANUFACTURING 2.6%
       7,200   Teleflex, Inc.                       328,176
      14,100   Trinity Industries Inc.              232,086
                                              -------------
                                                    560,262
                                              -------------
               ELECTRICAL COMPONENTS
               & PRODUCTS 3.6%
      17,400   Daktronics, Inc.*                    166,866
      13,100   Littelfuse, Inc.*                    220,342
      51,450   SBS Technologies, Inc.*              368,382
                                              -------------
                                                    755,590
                                              -------------
               FOOD, BEVERAGE
               & TOBACCO 6.5%
      11,700   Adolph Coors, Cl B                   658,710

  NUMBER
 OF SHARES                                           VALUE
------------                                       --------

               Corn Products
      11,600   International, Inc.            $     333,500
      18,400   Sensient Technologies Corp.          388,792
                                              -------------
                                                  1,381,002
                                              -------------
               HOUSEHOLD PRODUCTS 1.7%
      10,600   Church & Dwight, Inc.                351,390
                                              -------------
               INSURANCE 6.4%
      19,300   Arthur J. Gallagher & Co.            475,745
      11,100   Everest Re Group Ltd.                608,946
      13,100   First American Corp.                 267,633
                                              -------------
                                                  1,352,324
                                              -------------
               MACHINERY 6.8%
       3,900   Engineered Support Systems, Inc.     222,456
      29,600   Stewart & Stevenson Services         289,873
      13,100   Tecumseh Products Co., Cl A          549,676
      11,600   Tennant Co.                          375,260
                                              -------------
                                                  1,437,265
                                              -------------
               MEDICAL PRODUCTS
               & SERVICES 5.7%
       9,000   Edwards Lifesciences Corp.*          230,310
      11,200   Steris Corp.*                        278,992
      14,900   West Pharmaceutical Services, Inc.   319,158
      12,300   Zoll Medical Corp.*                  373,920
                                              -------------
                                                  1,202,380
                                              -------------
               PAPER & PAPER PRODUCTS 1.2%
      21,300   Glatfelter                           246,015
                                              -------------
               PETROLEUM & FUEL
               PRODUCTS 8.8%
      16,000   Newfield Exploration Co.*            537,440
      17,200   St. Mary Land & Exploration Co.      411,080
      12,300   Tidewater, Inc.                      331,977
      13,200   WD-40 Co.                            381,480
       6,300   Western Gas Resources, Inc.          196,875
                                              -------------
                                                  1,858,852
                                              -------------
               PHARMACEUTICALS 4.8%
      26,600   KV Pharmaceutical Co., Cl A*         502,740
      12,600   Medicis Pharmaceutical, Cl A*        514,962
                                              -------------
                                                  1,017,702
                                              -------------
               PRINTING & PUBLISHING 1.6%
      18,500   Journal Register Co.*                348,725
                                              -------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

SMALL COMPANY FUND (CONCLUDED)

   NUMBER
  OF SHARES                                          VALUE
------------                                       --------

               REAL ESTATE INVESTMENT
               TRUST 2.3%
               Home Properties of
       7,600   New York, Inc.                   $   247,000
       7,800   Mack-Cali Realty Corp.               250,614
                                                -----------
                                                    497,614
                                                -----------
               RETAIL 6.4%
      12,800   AnnTaylor Stores Corp.*              294,784
      64,800   Casey's General Stores, Inc.         748,440
      17,850   The J. Jill Group, Inc.*             310,947
                                                -----------
                                                  1,354,171
                                                -----------
               SEMI-CONDUCTORS/INSTRUMENTS 2.0%
      21,200   Kemet Corp.*                         181,260
      23,900   Mykrolis Corp.*                      146,985
       6,300   Park Electrochemical Corp.           105,210
                                                -----------
                                                    433,455
                                                -----------
               STEEL PIPES & TUBES 1.6%
      14,300   Valmont Industries                   333,905
                                                -----------
               TOYS & GAMES 1.3%
      25,500   Hasbro, Inc.                         283,815
                                                -----------
               TRANSPORTATION 1.1%
      12,400   Werner Enterprises, Inc.             227,912
                                                -----------
               UTILITIES & ELECTRICAL
               SERVICES 7.2%
       8,300   Black Hills Corp.                    217,377
      10,000   Hubbell, Inc., Cl B                  290,700
      13,900   Idacorp, Inc.                        338,187
      20,700   OGE Energy Corp.                     349,209
       9,700   WPS Resources Corp.                  343,768
                                                -----------
                                                  1,539,241
                                                -----------
Total Common Stock
   (Cost $19,855,891)                            19,354,224
                                                -----------
INVESTMENT COMPANIES 8.0%
               Federated Trust for
     848,409   U.S. Treasury Obligations            848,409
               Goldman Sachs Financial
               Square Funds, Treasury
     857,825   Obligations Fund                     857,825
                                                ------------
Total Investment Companies
   (Cost $1,706,234)                              1,706,234
                                                -----------
Total Investments 99.2%
   (Cost $21,562,125)                            21,060,458
                                                -----------


                                                    VALUE
                                                   --------

OTHER ASSETS AND LIABILITIES, NET:
   Investment Advisory Fees Payable             $    (8,940)
   Administration Fees Payable                       (3,576)
   Service Plan Fees Payable                           (786)
   Transfer Agent Fees Payable                       (4,279)
   Distribution Fees Payable                           (113)
   Other Assets and Liabilities                     179,816
                                                -----------
Other Assets and Liabilities, Net 0.8%              162,122
                                                -----------
NET ASSETS:
Paid-in-Capital of Institutional Class Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 1,728,986 outstanding
   shares of beneficial interest                 22,340,617
Paid-in-Capital of Class A Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 10,727 outstanding shares
   of beneficial interest                           144,074
Paid-in-Capital of Class B Shares
   (authorized 50,000,000 -- $0.00001 par
   value) based on 11,984 outstanding shares
   of beneficial interest                           168,363
Undistributed net investment income                      45
Accumulated net realized loss on investments       (928,852)
Net unrealized depreciation on investments         (501,667)
                                                -----------
TOTAL NET ASSETS 100.0%                         $21,222,580
                                                ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Class            $12.12
                                                ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $12.11
                                                ===========
Maximum Offering Price Per Share --
   Class A Shares ($12.11 / 94.50%)**                $12.81
                                                ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B***                     $12.07
                                                ===========
  * Non-income producing security
 ** 5.50% represents the maximum sales charge imposed on purchases.
*** Class B Shares have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to financial statements.
CI -- Class
Ltd. -- Limited See notes to financial statements.

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
September 30, 2002 (Unaudited)

INTERNATIONAL EQUITY FUND


    NUMBER
  OF SHARES                                          VALUE
------------                                       --------

FOREIGN STOCK 99.1%
               AUSTRALIA 6.2%
      11,051   BHP Billiton Ltd.                $    54,346
       2,988   National Australia Bank Ltd.          54,361
      10,582   News Corp Ltd.                        50,545
       3,062   Rio Tinto Ltd.                        50,416
       6,535   Westpac Banking Corp.                 49,183
       8,121   Woolworths Ltd.                       54,279
                                                -----------
                                                    313,130
                                                -----------
               FINLAND 2.1%
       8,091   Nokia OYJ                            107,551
                                                -----------
               FRANCE 18.3%
       3,094   Accor                                 90,358
       2,045   Aventis                              107,117
       2,713   BNP Paribas                           88,428
       3,079   Cie De Saint Gobain                   67,980
       2,835   Credit Lyonnais                       92,712
      15,396   Orange*                               69,689
       2,837   Peugeot                              104,890
       2,186   Schneider Electric                    96,960
       4,120   Societe Television Francaise          87,503
         887   TotalFinaElf                         116,766
                                                -----------
                                                    922,403
                                                -----------
               GERMANY 7.1%
       2,881   Bayerische Motoren Werke              92,395
       1,962   Deutsche Bank                         89,778
       2,109   E.ON                                  99,422
       2,196   Siemens                               73,682
                                                -----------
                                                    355,277
                                                -----------
               HONG KONG 3.8%
               China Merchants
      78,000   Holdings International Co., Ltd.      55,003
      19,000   China Mobile Ltd.*                    43,848
      16,000   Henderson Land Development            47,182
       8,000   Hutchison Whampoa Ltd.                46,361
                                                -----------
                                                    192,394
                                                -----------
               ITALY 5.4%
       7,650   ENI-Ente Nazionale Idrocarburi       104,940
      18,035   Tim                                   70,226
      26,080   Unicredito Italiano                   94,336
                                                -----------
                                                    269,502
                                                -----------

  NUMBER
 OF SHARES                                           VALUE
------------                                       --------

               JAPAN 11.8%
       2,200   AEON Co., Ltd.                   $    56,382
       6,000   Ajinomoto Co., Inc.                   63,529
          10   East Japan Railway Co.                46,657
       1,300   Fanuc Ltd.                            58,091
               Matsushita Electric
       2,000   Industrial Co., Ltd.                  20,749
           4   Millea Holdings Inc.*                 32,068
       9,000   Nippon Express Co., Ltd.              40,587
      12,000   Sumitomo Mitsui Banking Corp.         67,422
       1,000   Takeda Chemical Industries Ltd.       40,332
       7,000   Toppan Printing Co., Ltd.             61,812
      20,000   Toshiba Corp.*                        61,114
       1,800   Toyota Motor Corp.                    46,279
                                                -----------
                                                    595,022
                                                -----------
               NETHERLANDS 7.7%
       2,743   Heineken                             107,650
       5,246   Koninklijke Philips Electronics       76,214
       6,712   TNT Post Group                       112,503
       1,530   Unilever                              90,575
                                                -----------
                                                    386,942
                                                -----------
               SINGAPORE 2.0%
       5,000   Singapore Press Holdings Ltd.         53,452
       7,000   United Overseas Bank Ltd.             46,869
                                                -----------
                                                    100,321
                                                -----------
               SOUTH KOREA 1.2%
       2,700   SK Telecom Co., Ltd.*                 57,321
                                                -----------
               SPAIN 5.4%
       2,482   Banco Popular Espanol                 95,616
       4,380   Inditex                               88,740
      11,784   Telefonica*                           87,812
                                                -----------
                                                    272,168
                                                -----------
               SWEDEN 1.8%
       1,720   Sandvik                               40,438
       5,738   Skand Enskilda Bank, Cl A             48,886
                                                -----------
                                                     89,324
                                                -----------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
September 30, 2002 (Unaudited)

INTERNATIONAL EQUITY FUND (CONCLUDED)

  NUMBER
 OF SHARES                                           VALUE
------------                                       --------

               SWITZERLAND 5.0%
       1,034   Adecco                            $   34,988
         644   Ciba Speciality Chemicals             42,447
         113   Givaudan                              50,625
         206   Nestle                                45,026
       1,279   Novartis                              50,571
         516   Swiss Reinsurance                     29,019
                                                 ----------
                                                    252,676
                                                 ----------
               TAIWAN 0.8%
               Taiwan Semiconductor
       6,248   Manufacturing Co., Ltd.*              39,675
                                                 ----------
               UNITED KINGDOM 20.5%
       4,316   Amvescap plc                          20,430
       7,913   Barclays plc                          46,229
      10,819   BG Group plc                          42,407
       2,934   BOC Group plc                         40,004
      12,527   BP plc                                83,725
      20,893   BT Group plc                          54,049
      14,640   Dixons Group plc                      39,714
       5,198   Exel plc                              51,417
       3,154   Glaxosmithkline plc                   61,008
       3,937   HBOS plc                              36,374
       4,800   HSBC Holdings plc*                    49,387
      12,821   Kingfisher plc                        41,534
      10,371   Lloyds TSB Group plc                  76,573
       3,851   Prudential plc                        20,560
       6,703   Reed Elsevier plc                     57,607
               Royal Bank of Scotland
       3,678   Co. plc                               69,408
               Shell Transport & Trading
       3,971   Group plc                             23,668
       2,990   Standard Chartered plc                30,799
      14,266   Tesco plc                             46,159
      42,187   Vodafone Group plc                    54,070
      13,797   William Morrison Supermarkets         46,432
       5,352   Wolseley plc                          42,546
                                                 ----------
                                                  1,034,100
                                                 ----------
Total Foreign Stock
   (Cost $5,948,023)                              4,987,806
                                                 ----------
Total Investments 99.1%
   (Cost $5,948,023)                              4,987,806
                                                 ----------


                                                     VALUE
                                                   --------

Other Assets and Liabilities, Net 0.9%           $   47,161
                                                 ----------
TOTAL NET ASSETS 100.0%                          $5,034,967
                                                 ==========
* Non-income producing security
Cl -- Class
Ltd. -- Limited
plc -- Public Limited Company
See notes to financial statements.

At September 30, 2002, sector diversification of the Fund was as follows (Unaudited):
                                      % OF
SECTOR DIVERSIFICATION             NET ASSETS        VALUE
----------------------             ----------        -----
FOREIGN COMMON STOCK
Banks                                  20.6%    $1,036,361
Telephones & Telecommunications        10.8        544,566
Food & Beverage                         9.0        453,650
Petroleum & Fuel Products               7.4        371,506
Medical Products                        5.1        259,028
Transportation                          5.0        251,164
Automotive                              4.8        243,564
Retail                                  4.5        226,370
Miscellaneous Business Services         3.8        192,062
Printing & Publishing                   3.4        172,871
Utilities & Electrical Services         3.2        160,536
Broadcasting, Newspapers & Advertising  2.7        138,048
Machinery                               2.7        137,398
Electrical Components                   2.7        134,305
Diversified Manufacturing               2.4        120,043
Entertainment & Recreation              2.2        111,107
Chemicals                               2.1        107,206
Metals & Mining                         2.1        104,762
Building & Construction                 1.4         67,980
Insurance                               1.1         52,628
Wholesale                               0.8         42,546
Semi-Conductors                         0.8         39,675
Financial Services                      0.5         20,430
                                   ---------   ------------
TOTAL INVESTMENTS                      99.1      4,987,806
                                   ---------   ------------
OTHER ASSETS AND LIABILITIES, NET       0.9         47,161
                                   ---------   ------------
TOTAL NET ASSETS                      100.0%    $5,034,967
                                   =========   ============

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2002 (Unaudited)

                                                                                            INTERNATIONAL
                                                                                             EQUITY FUND
                                                                                     --------------------------
ASSETS:
  Investments (Cost $5,948,023)                                                             $ 4,987,806
--------------------------------------------------------------------------------
  Cash                                                                                          116,408
--------------------------------------------------------------------------------
  Foreign currency                                                                               34,251
--------------------------------------------------------------------------------
  Accrued income                                                                                  9,987
--------------------------------------------------------------------------------
  Receivable for investment securities sold                                                     339,152
--------------------------------------------------------------------------------
  Receivable for capital shares sold                                                             25,000
--------------------------------------------------------------------------------
  Reclaim receivable                                                                                874
--------------------------------------------------------------------------------
  Other Assets                                                                                   14,620
--------------------------------------------------------------------------------            -----------
  Total Assets                                                                                5,528,098
--------------------------------------------------------------------------------            -----------
LIABILITIES:
--------------------------------------------------------------------------------
  Payable for investment securities purchased                                                   487,310
--------------------------------------------------------------------------------
  Investment advisory fees payable                                                                  638
--------------------------------------------------------------------------------
  Administration fees payable                                                                       872
--------------------------------------------------------------------------------
  Custodian fees payable                                                                          1,178
--------------------------------------------------------------------------------
  Service plan fees payable                                                                         436
--------------------------------------------------------------------------------
  Transfer agent fees payable                                                                     2,219
--------------------------------------------------------------------------------
  Other accrued expenses                                                                            478
--------------------------------------------------------------------------------            -----------
  Total Liabilities                                                                             493,131
--------------------------------------------------------------------------------            -----------
  Total Net Assets                                                                          $ 5,034,967
--------------------------------------------------------------------------------            ===========
NET ASSETS:
--------------------------------------------------------------------------------
  Paid-in-Capital of Institutional Class Shares (authorized 49,000,000 --
   $0.00001 par value) based on 670,929 outstanding shares of
   beneficial interest                                                                        6,336,547
--------------------------------------------------------------------------------
  Accumulated net investment loss                                                               (13,825)
--------------------------------------------------------------------------------
  Accumulated net realized loss on investments                                                 (325,811)
--------------------------------------------------------------------------------
  Net unrealized depreciation on investments                                                   (960,217)
--------------------------------------------------------------------------------
  Net unrealized depreciation on foreign currency transactions                                   (1,727)
--------------------------------------------------------------------------------            -----------
TOTAL NET ASSETS                                                                            $ 5,034,967
--------------------------------------------------------------------------------            ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- INSTITUTIONAL CLASS                                                          $7.50
--------------------------------------------------------------------------------            ===========
-------------------------------------------------------------------------------------------------------------------


See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six Month Period Ended September 30, 2002 (Unless Otherwise Indicated) (Unaudited)

                                                                   U.S.           SHORT/
                                                                GOVERNMENT     INTERMEDIATE
                                                               MONEY MARKET        BOND           BOND          INCOME
                                                                   FUND            FUND           FUND           FUND
                                                                ----------       --------       --------       --------
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                       $2,539,713      $1,383,825     $1,038,288     $1,652,365
  Dividends                                                              --              --             --             --
  Less: Foreign Taxes Withheld                                           --              --             --             --
----------------------------------------------------------       ----------      ----------     ----------     ----------
  Total Investment Income                                         2,539,713       1,383,825      1,038,288      1,652,365
----------------------------------------------------------       ----------      ----------     ----------     ----------
EXPENSES:
----------------------------------------------------------
  Investment advisory fees                                          340,547         122,365        118,163        201,582
----------------------------------------------------------
  Fund administration and accounting fees                           204,329          48,947         39,388         67,195
----------------------------------------------------------
  Custody fees                                                       40,865           7,342          5,908         10,079
----------------------------------------------------------
  Transfer agent fees                                                50,682          19,661         18,681         25,684
----------------------------------------------------------
  Federal and state registration fees                                12,459          10,251          9,466          4,436
----------------------------------------------------------
  Professional fees                                                  53,045           8,146          6,082         11,334
----------------------------------------------------------
  Printing fees                                                      22,315           3,314          2,434          4,618
----------------------------------------------------------
  Directors' fees                                                     5,276             862            647          1,201
----------------------------------------------------------
  Amortization of organization expenses                                  --              --             --             --
----------------------------------------------------------
  Insurance fees                                                         --              --             --             --
----------------------------------------------------------
  Pricing fees                                                        1,571           3,681          2,852          3,071
----------------------------------------------------------
  Administrative services plan fees                                       2          24,473         19,694         33,621
----------------------------------------------------------
  Distribution fees -- Class A                                            5              --             --             40
----------------------------------------------------------
  Distribution fees -- Class B                                            5              --             --            204
----------------------------------------------------------
  Other expenses                                                     15,901              21             --            222
----------------------------------------------------------       ----------      ----------     ----------     ----------
  Total expenses                                                    747,002         249,063        223,315        363,287
----------------------------------------------------------
Less, waiver of:
----------------------------------------------------------
  Investment advisory fees                                         (136,218)        (48,947)       (19,694)       (57,114
----------------------------------------------------------
  Reimbursable from advisor                                              --              --             --             --
----------------------------------------------------------
  Custody fees                                                           --          (7,342)        (5,908)       (10,079
----------------------------------------------------------
  Administrative services plan fees                                      --         (12,237)        (9,847)       (16,777
----------------------------------------------------------
Less: directed brokerage                                                 --              --             --             --
----------------------------------------------------------       ----------      ----------     ----------     ----------
   Net Expenses                                                     610,784         180,537        187,866        279,317
----------------------------------------------------------       ----------      ----------     ----------     ----------
NET INVESTMENT INCOME (LOSS)                                      1,928,929       1,203,288        850,422      1,373,048
----------------------------------------------------------       ----------      ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                            (5,426)        495,284        361,390        864,363
----------------------------------------------------------
  Net realized loss on foreign currency transactions                     --              --             --             --
----------------------------------------------------------
  Change in unrealized appreciation (depreciation)
   on investments                                                        --       2,178,308      2,707,622      3,312,547
----------------------------------------------------------
  Change in unrealized depreciation on foreign
   currency transactions                                                 --              --             --             --
----------------------------------------------------------       ----------      ----------     ----------     ----------
   Net Realized and Unrealized Gain (Loss) on Investments            (5,426)      2,673,592      3,069,012      4,176,910
---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     $1,923,503      $3,876,880     $3,919,434     $5,549,958
----------------------------------------------------------       ==========      ==========     ==========     ==========
(1) Commenced operations on May 31, 2002.
-----------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

See notes to financial statements.
32

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------


                                                                 NEBRASKA         COLORADO                       CORE
                                                                 TAX-FREE         TAX-FREE      BALANCED        EQUITY
                                                                   FUND             FUND          FUND           FUND
                                                                 --------         --------      --------        -------
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                       $2,470,403      $  363,182    $   154,523   $     73,116
  Dividends                                                              --              --         22,758      1,179,287
  Less: Foreign Taxes Withheld                                           --              --           (491)            --
----------------------------------------------------------       ----------      ----------    -----------   ------------
  Total Investment Income                                         2,470,403         363,182        176,790      1,252,403
----------------------------------------------------------       ----------      ----------    -----------   ------------
EXPENSES:
----------------------------------------------------------
  Investment advisory fees                                          370,307          58,789         52,025        438,881
----------------------------------------------------------
  Fund administration and accounting fees                           105,803          16,797         13,873        117,036
----------------------------------------------------------
  Custody fees                                                       15,870           2,519          2,081         17,555
----------------------------------------------------------
  Transfer agent fees                                                20,763          15,102         17,046         29,673
----------------------------------------------------------
  Federal and state registration fees                                   824           2,086          5,432         11,621
----------------------------------------------------------
  Professional fees                                                  14,993           2,942          2,555         20,771
----------------------------------------------------------
  Printing fees                                                       6,814           1,208          1,136          8,548
----------------------------------------------------------
  Directors' fees                                                     1,895             316            265          2,286
----------------------------------------------------------
  Amortization of organization expenses                                  --              --              2             --
----------------------------------------------------------
  Insurance fees                                                         --              --             --             --
----------------------------------------------------------
  Pricing fees                                                        6,373           8,965          3,261            386
----------------------------------------------------------
  Administrative services plan fees                                  50,997              --          6,937         58,547
----------------------------------------------------------
  Distribution fees -- Class 3                                        4,758               2             --             51
----------------------------------------------------------
  Distribution fees -- Class 4                                           --              --             --            249
----------------------------------------------------------
  Other expenses                                                         --              --             71            233
----------------------------------------------------------       ----------      ----------    -----------   ------------
  Total expenses                                                    599,397         108,726        104,684        705,837
----------------------------------------------------------
Less, waiver of:
----------------------------------------------------------
  Investment advisory fees                                         (105,803)        (30,618)            --        (29,259)
----------------------------------------------------------
  Reimbursable from advisor                                              --              --             --             --
----------------------------------------------------------
  Custody fees                                                      (15,870)         (2,519)        (2,081)       (17,555)
----------------------------------------------------------
  Administrative services plan fees                                 (25,500)             --         (3,468)       (29,233)
----------------------------------------------------------
Less: directed brokerage                                                 --              --         (6,594)            --
----------------------------------------------------------       ----------      ----------    -----------   ------------
   Net Expenses                                                     452,224          75,589         92,541        629,790
----------------------------------------------------------       ----------      ----------    -----------   ------------
NET INVESTMENT INCOME (LOSS)                                      2,018,179         287,593         84,249        622,613
----------------------------------------------------------       ----------      ----------    -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                           480,086          75,351       (341,648)     2,025,613
----------------------------------------------------------
  Net realized loss on foreign currency transactions                     --              --             --             --
----------------------------------------------------------
  Change in unrealized appreciation (depreciation)
   on investments                                                 5,789,712       1,129,143     (1,555,252)   (33,488,611)
----------------------------------------------------------
  Change in unrealized depreciation on foreign
   currency transactions                                                 --              --             --             --
----------------------------------------------------------       ----------      ----------    -----------   ------------
   Net Realized and Unrealized Gain (Loss) on Investments         6,269,798       1,204,494     (1,896,900)   (31,462,998)
---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     $8,287,977      $1,492,087    $(1,812,651)  $(30,840,385)
----------------------------------------------------------       ==========      ==========    ===========   ============
-----------------------------------------------------------------------------------------------------------------------------


                                                                  GROWTH            SMALL     INTERNATIONAL
                                                               OPPORTUNITIES       COMPANY       EQUITY
                                                                   FUND             FUND        FUND (1)
                                                                 ----------      ----------    -----------
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                     $     10,115     $    12,234    $     1,527
  Dividends                                                         139,135         184,412         32,006
  Less: Foreign Taxes Withheld                                       (2,816)             --         (2,883)
----------------------------------------------------------     ------------     -----------    -----------
  Total Investment Income                                           146,434         196,646         30,650
----------------------------------------------------------     ------------     -----------    -----------
EXPENSES:
----------------------------------------------------------
  Investment advisory fees                                          187,890          97,914         15,558
----------------------------------------------------------
  Fund administration and accounting fees                            50,104          23,039          3,112
----------------------------------------------------------
  Custody fees                                                        7,515           3,456          5,661
----------------------------------------------------------
  Transfer agent fees                                                27,807          26,006          5,105
----------------------------------------------------------
  Federal and state registration fees                                16,080          13,127          7,943
----------------------------------------------------------
  Professional fees                                                   8,885           3,955            634
----------------------------------------------------------
  Printing fees                                                       3,711           1,648            275
----------------------------------------------------------
  Directors' fees                                                       938             421             65
----------------------------------------------------------
  Amortization of organization expenses                               1,506              --             --
----------------------------------------------------------
  Insurance fees                                                         --              --              6
----------------------------------------------------------
  Pricing fees                                                          366             668            594
----------------------------------------------------------
  Administrative services plan fees                                     127          11,567          1,556
----------------------------------------------------------
  Distribution fees-- Class 3                                            60             170             --
----------------------------------------------------------
  Distribution fees-- Class 4                                           380             578             --
----------------------------------------------------------
  Other expenses                                                        169              35             58
----------------------------------------------------------     ------------     -----------    -----------
  Total expenses                                                    305,538         182,584         40,567
----------------------------------------------------------
Less, waiver of:
----------------------------------------------------------
  Investment advisory fees                                               --         (40,317)       (15,558)
----------------------------------------------------------
  Reimbursable from advisor                                              --              --           (301)
----------------------------------------------------------
  Custody fees                                                       (7,515)         (3,456)            --
----------------------------------------------------------
  Administrative services plan fees                                      --          (5,687)            --
----------------------------------------------------------
Less: directed brokerage                                            (37,232)             --             --
----------------------------------------------------------     ------------     -----------    -----------
   Net Expenses                                                     260,791         133,124         24,708
----------------------------------------------------------     ------------     -----------    -----------
NET INVESTMENT INCOME (LOSS)                                       (114,357)         63,522          5,942
----------------------------------------------------------     ------------     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on investments                           646,152        (818,637)      (325,811)
----------------------------------------------------------
  Net realized loss on foreign currency transactions                     --              --        (19,767)
----------------------------------------------------------
  Change in unrealized appreciation (depreciation)
   on investments                                               (14,353,806)     (3,862,074)      (960,217)
----------------------------------------------------------
  Change in unrealized depreciation on foreign
   currency transactions                                                 --              --         (1,727)
----------------------------------------------------------     ------------     -----------    -----------
   Net Realized and Unrealized Gain (Loss) on Investments       (13,707,654)     (4,680,711)    (1,307,522)
----------------------------------------------------------     ------------     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $(13,822,011)    $(4,617,189)   $(1,301,580)
----------------------------------------------------------     ============     ===========    ===========
-------------------------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended September 30, 2002 (Unaudited) and the Year Ended March 31, 2002

                                                  U.S. GOVERNMENT            SHORT/INTERMEDIATE
                                                 MONEY MARKET FUND                BOND FUND                  BOND FUND
                                            ---------------------------   ------------------------   -------------------------
                                            PERIOD ENDED     YEAR ENDED   PERIOD ENDED  YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                               SEPT. 30,      MAR. 31,     SEPT. 30,     MAR. 31,     SEPT. 30,      MAR. 31,
                                                 2002           2002          2002         2002          2002          2002
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                   $   1,928,929 $     8,820,921   $ 1,203,288 $  2,521,431   $   850,422  $  1,980,016
------------------------------------------
  Net realized gain (loss) on investments        (5,426)         23,763       495,284   (1,066,211)       361,390        17,484
------------------------------------------
  Change in unrealized appreciation
   (depreciation) on investments                     --              --     2,178,308     (872,520)    2,707,622    (1,150,339)
------------------------------------------------------- ---------------   -----------  -----------   -----------   -----------
  Net increase (decrease) in net assets
   resulting from operations                  1,923,503       8,844,684     3,876,880      582,700     3,919,434       847,161
------------------------------------------------------- ---------------   -----------  -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
------------------------------------------
   Institutional Class Shares                (1,929,072)     (8,820,753)   (1,203,747)  (2,545,648)     (952,203)   (2,197,710)
------------------------------------------
   Class A Shares                                   (21)            (18)           --           --            --            --
------------------------------------------
   Class B Shares                                    (3)             (8)           --           --            --            --
------------------------------------------
  Net capital gains
------------------------------------------
   Institutional Class Shares                       --              --            --     (116,008)           --       (43,041)
------------------------------------------
   Class A Shares                                    --              --            --           --            --            --
------------------------------------------
   Class B Shares                                    --              --            --           --            --            --
------------------------------------------------------ ----------------   -----------  -----------   -----------   -----------
  Total distributions                        (1,929,096)     (8,820,779)   (1,203,747)  (2,661,656)     (952,203)   (2,240,751)
------------------------------------------------------- ---------------   -----------  -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares              405,533,487   1,163,906,597     5,592,768   13,133,586     3,679,985     6,846,715
------------------------------------------
  Proceeds from reinvestment of dividends        13,681         106,244       499,438    1,186,378       920,772     2,162,176
------------------------------------------
  Redemption of shares                     (462,595,611) (1,194,803,539)   (5,110,049) (11,548,101)   (7,668,850)  (11,334,153)
------------------------------------------------------- ---------------   -----------  -----------   -----------   -----------
  Net increase (decrease)                   (57,048,443)    (30,790,698)      982,157    2,771,863    (3,068,093)   (2,325,262)
------------------------------------------------------- ---------------   -----------  -----------   -----------   -----------
  CLASS A SHARES
  Proceeds from sale of shares                    6,938           1,610            --           --            --            --
------------------------------------------
  Proceeds from reinvestment of dividends            21              18            --           --            --            --
------------------------------------------
  Redemption of shares                             (505)             --            --           --            --            --
------------------------------------------------------- ---------------   -----------  -----------   -----------   -----------
  Net increase (decrease)                         6,454           1,628            --           --            --            --
------------------------------------------------------- ---------------   -----------  -----------   -----------   -----------
  CLASS B SHARES
  Proceeds from sale of shares                      197           1,100            --           --            --            --
------------------------------------------
  Proceeds from reinvestment of dividends             3               8            --           --            --            --
------------------------------------------
  Redemption of shares                               --              --            --           --            --            --
-----------------------------------------------------------------------   -----------  -----------   -----------   -----------
  Net increase                                      200           1,108            --           --            --            --
-----------------------------------------------------------------------   -----------  -----------   -----------   -----------
  Net increase (decrease) from share
   transactions                             (57,041,789)    (30,787,962)      982,157    2,771,863    (3,068,093)   (2,325,262)
-----------------------------------------------------------------------   -----------  -----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS     (57,047,382)    (30,764,057)    3,655,290      692,907      (100,862)   (3,718,852)
------------------------------------------
NET ASSETS:
  Beginning of period                       271,804,586     302,568,643    47,519,719   46,826,812    39,488,743    43,207,595
-----------------------------------------------------------------------   -----------  -----------   -----------   -----------
  End of period                           $ 214,757,204 $   271,804,586   $51,175,009  $47,519,719   $39,387,881   $39,488,743
------------------------------------------============= ===============   ===========  ===========   ===========   ===========
 Undistributed net investment income
   (Accumulated net investment loss),
   (Distributions in excess of net
   investment income), end of period      $         662 $           829   $    30,339  $    30,798   $  (218,084)  $  (116,303)
------------------------------------------============= ===============   ===========  ===========   ===========   ===========
--------------------------------------------------------------------------------------------------------------------------------

(1) See Note 6 in the notes to the financial statements for additional information. Amounts designated as "--" are either $0 or have been rounded to $0.

See notes to financial statements.

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

                                                                                  NEBRASKA                       COLORADO
                                                    INCOME FUND                 TAX-FREE FUND                 TAX-FREE FUND
                                            --------------------------    --------------------------    --------------------------
                                            PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                               SEPT. 30,     MAR. 31,      SEPT. 30,       MAR. 31,      SEPT. 30,       MAR. 31,
                                                 2002          2002           2002           2002           2002           2002
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                     $ 1,373,048   $  3,792,549   $  2,018,179  $   4,110,562    $   287,593    $   539,492
------------------------------------------
  Net realized gain (loss) on investments       864,363        457,430        480,086      1,114,401         75,351         18,712
------------------------------------------
  Change in unrealized appreciation
   (depreciation) on investments              3,312,547     (1,136,007)     5,789,712     (2,541,760)     1,129,143       (224,068)
------------------------------------------  -----------   ------------   ------------  -------------    -----------    -------------
  Net increase (decrease) in net assets
   resulting from operations                  5,549,958      3,113,972      8,287,977      2,683,203      1,492,087        334,136
------------------------------------------  -----------   ------------   ------------  -------------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
------------------------------------------
   Institutional Class Shares                (1,942,356)    (4,237,154)    (1,949,895)    (4,156,550)      (285,515)      (544,175)
------------------------------------------
   Class A Shares                                  (891)           (38)       (68,389)       (12,103)           (17)           (19)
------------------------------------------
   Class B Shares                                (1,301)          (689)            --             --             --             --
------------------------------------------
  Net capital gains
------------------------------------------
   Institutional Class Shares                        --       (254,028)            --       (859,761)            --             --
------------------------------------------
   Class A Shares                                    --             (4)            --         (2,620)            --             --
------------------------------------------
   Class B Shares                                    --            (92)            --             --             --             --
------------------------------------------  -----------   ------------   ------------  -------------    -----------    -----------
  Total distributions                        (1,944,548)    (4,492,005)    (2,018,284)    (5,031,034)      (285,532)      (544,194)
------------------------------------------  -----------   ------------   ------------  -------------    -----------    -----------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares                5,196,972     12,865,445      2,722,595      8,125,228      2,755,539      7,893,529
------------------------------------------
  Proceeds from reinvestment of dividends        16,997         24,086         28,715         66,152          5,497          1,926
------------------------------------------
  Redemption of shares                       (4,880,245)   (18,366,833)    (8,537,418)   (27,735,975)    (3,370,049)    (2,965,880)
------------------------------------------  -----------   ------------   ------------  -------------    -----------    -----------
  Net increase (decrease)                       333,724     (5,477,302)    (5,786,108)   (19,544,595)      (609,013)     4,929,575
------------------------------------------  -----------   ------------   ------------  -------------    -----------    -----------
  CLASS A SHARES
  Proceeds from sale of shares                   38,106          1,101      1,406,849      3,922,940             --          1,100
------------------------------------------
  Proceeds from reinvestment of dividends           891             42         63,423         14,093             18             22
------------------------------------------
  Redemption of shares                               --             --     (3,930,638)       (18,815)            --             --
------------------------------------------  -----------   ------------   ------------  -------------    -----------    -----------
  Net increase (decrease)                        38,997          1,143     (2,460,366)     3,918,218             18          1,122
------------------------------------------  -----------   ------------   ------------  -------------    -----------    -----------
  CLASS B SHARES
  Proceeds from sale of shares                   44,789         30,767             --             --             --             --
------------------------------------------
  Proceeds from reinvestment of dividends         1,300            784             --             --             --             --
------------------------------------------
  Redemption of shares                             (526)            --             --             --             --             --
------------------------------------------  -----------   ------------   ---------------------------    -----------    -----------
  Net increase                                   45,563         31,551             --             --             --             --
------------------------------------------  -----------   ------------   ---------------------------    -----------    ------------
  Net increase (decrease) from share
   transactions                                 418,284     (5,444,608)    (8,246,474)   (15,626,377)      (608,995)     4,930,697
------------------------------------------  -----------   ------------   ------------------------------------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS       4,023,694     (6,822,641)    (1,976,781)   (17,974,208)       597,560      4,720,639
------------------------------------------
NET ASSETS:
  Beginning of period                        64,078,662     70,901,303    103,986,855    121,961,063     16,576,037     11,855,398
------------------------------------------  -----------   ------------   ------------  -------------    -----------    -----------
  End of period                             $68,102,356   $ 64,078,662   $102,010,074  $ 103,986,855    $17,173,597    $16,576,037
------------------------------------------  ===========   ============   ============  =============    ===========    ===========
  Undistributed net investment income,
   (Accumulated net investment loss),
   (Distributions in excess of net
   investment income), end of period        $(1,138,780)  $   (567,280)  $        643  $         748    $     2,058    $        (3)
------------------------------------------  ===========   ============   ============  =============    ===========    ===========
------------------------------------------------------------------------------------------------------------------------------------

                                                    BALANCED FUND
                                            --------------------------
                                            PERIOD ENDED    YEAR ENDED
                                               SEPT. 30,     MAR. 31,
                                                 2002          2002
------------------------------------------------------------------------
OPERATIONS:
  Net investment income                     $    84,249    $   210,590
------------------------------------------
  Net realized gain (loss) on investments      (341,648)       (80,279)
------------------------------------------
  Change in unrealized appreciation
   (depreciation) on investments             (1,555,252)       353,754
------------------------------------------  -----------    -----------
  Net increase (decrease) in net assets
   resulting from operations                 (1,812,651)       484,065
------------------------------------------  -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
------------------------------------------
   Institutional Class Shares                   (89,534)      (206,273)
------------------------------------------
   Class A Shares                                    --             --
------------------------------------------
   Class B Shares                                    --             --
------------------------------------------
  Net capital gains
------------------------------------------
   Institutional Class Shares                        --             --
------------------------------------------
   Class A Shares                                    --             --
------------------------------------------
   Class B Shares                                    --             --
------------------------------------------  -----------    -----------
  Total distributions                           (89,534)      (206,273)
------------------------------------------  -----------    -----------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares                3,108,135     10,676,067
------------------------------------------
  Proceeds from reinvestment of dividends        87,867        204,713
------------------------------------------
  Redemption of shares                       (2,822,225)    (2,933,116)
------------------------------------------  -----------    -----------
  Net increase (decrease)                       373,777      7,947,664
------------------------------------------  -----------    -----------
  CLASS A SHARES
  Proceeds from sale of shares                       --             --
------------------------------------------
  Proceeds from reinvestment of dividends            --             --
------------------------------------------
  Redemption of shares                               --             --
------------------------------------------  -----------    -----------
  Net increase (decrease)                            --             --
------------------------------------------  -----------    -----------
  CLASS B SHARES
  Proceeds from sale of shares                       --             --
------------------------------------------
  Proceeds from reinvestment of dividends            --             --
------------------------------------------
  Redemption of shares                               --             --
------------------------------------------  -----------    -----------
  Net increase                                       --             --
------------------------------------------  -----------    -----------
  Net increase (decrease) from share
   transactions                                 373,777      7,947,664
------------------------------------------  -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (1,528,408)     8,225,456
------------------------------------------
NET ASSETS:
  Beginning of period                        14,639,275      6,413,819
------------------------------------------  -----------    -----------
  End of period                             $13,110,867    $14,639,275
------------------------------------------  -----------    -----------
  Undistributed net investment income,
   (Accumulated net investment loss),
   (Distributions in excess of net
   investment income), end of period        $     1,913    $     7,198
------------------------------------------  ===========    ===========
-----------------------------------------------------------------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended September 30, 2002 (Unaudited) and the Year Ended March 31, 2002
(Unless Otherwise Indicated)

                                                                CORE                                  GROWTH
                                                             EQUITY FUND                         OPPORTUNITIES FUND
                                                     -----------------------------         -----------------------------
                                                     PERIOD ENDED       YEAR ENDED         PERIOD ENDED       YEAR ENDED
                                                    Sept. 30, 2002      Mar. 31,2002      Sept. 30, 2002      Mar. 31, 2002
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income/(loss)                       $    622,613     $  1,518,240         $   (114,357)     $   217,750
--------------------------------------------------
  Net realized gain (loss) on investments               2,025,613        4,640,544              646,152       (1,616,894)
--------------------------------------------------
  Change in unrealized appreciation
   (depreciation) on investments and
   foreign currency transactions                      (33,488,611)       2,345,301          (14,353,806)       5,552,487
--------------------------------------------------   ------------     ------------         ------------      -----------
  Net increase (decrease) in net assets
   resulting from operations                          (30,840,385)       8,504,085          (13,822,011)       4,153,343
--------------------------------------------------   ------------     ------------         ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
--------------------------------------------------
   Institutional Class Shares                            (612,488)      (1,536,798)                  --         (317,857)
--------------------------------------------------
   Class A Shares                                            (182)             (89)                  --              (65)
--------------------------------------------------
   Class B Shares                                            (102)             (53)                  --              (48)
--------------------------------------------------
  Net capital gains
--------------------------------------------------
   Institutional Class Shares                                  --       (1,864,740)                  --               --
--------------------------------------------------
   Class A Shares                                              --              (57)                  --               --
--------------------------------------------------
   Class B Shares                                              --             (542)                  --               --
--------------------------------------------------   ------------     ------------         ------------      -----------
  Total distributions                                    (612,772)      (3,402,279)                  --         (317,970)
--------------------------------------------------   ------------     ------------         ------------      ------------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares                          4,162,283       11,032,795            9,203,504       12,872,287
--------------------------------------------------
  Proceeds from reinvestment of dividends                 245,261        1,271,884                   --          141,957
--------------------------------------------------
  Redemption of shares                                 (8,654,551)     (29,198,444)          (5,173,966)      (8,867,683)
--------------------------------------------------   ------------     ------------         ------------      -----------
  Net increase (decrease)                              (4,247,007)     (16,893,765)           4,029,538        4,146,561
--------------------------------------------------   ------------     ------------         ------------      -----------
  CLASS A SHARES
  Proceeds from sale of shares                             12,574           32,593               15,208           40,574
--------------------------------------------------
  Proceeds from reinvestment of dividends                     181              145                   --               58
--------------------------------------------------
  Redemption of shares                                         (6)              --              (13,038)              --
--------------------------------------------------   ------------     ------------         ------------      -----------
  Net increase                                             12,749           32,738                2,170           40,632
--------------------------------------------------   ------------     ------------         ------------      -----------
  CLASS B SHARES
  Proceeds from sale of shares                             54,195           40,275               11,289           97,828
--------------------------------------------------
  Proceeds from reinvestment of dividends                     102              595                   --               42
--------------------------------------------------
  Redemption of shares                                     (2,287)              --               (1,529)              --
--------------------------------------------------   ------------     ------------         ------------      -----------
  Net increase                                             52,010           40,870                9,760           97,870
--------------------------------------------------   ------------     ------------         ------------      -----------
  Net increase (decrease) from share transactions      (4,182,248)     (16,820,157)           4,041,468        4,285,063
--------------------------------------------------   ------------     ------------         ------------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (35,635,405)     (11,718,351)          (9,780,543)       8,120,436
--------------------------------------------------
NET ASSETS:
  Beginning of period                                 132,373,265      144,091,616           53,710,415       45,589,979
--------------------------------------------------   ------------     ------------         ------------      -----------
  End of period                                      $ 96,737,860     $132,373,265         $ 43,929,872      $53,710,415
--------------------------------------------------   ============     ============         ============      ===========
  Undistributed net investment income,
   (Accumulated net investment loss),
   (Distributions in excess of net investment
   income), end of period                            $      9,841     $         --         $   (114,357)     $        --
--------------------------------------------------   ============     ============         ============      ===========
--------------------------------------------------------------------------------------------------------------------------------

(1) See Note 6 in the notes to the financial statements for additional information.
(2) Commenced operations on May 31, 2002.
Amounts designated as "--" are either $0 or have been rounded to $0.

See notes to financial statements.

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

                                                                                                      INTERNATIONAL
                                                           SMALL COMPANY FUND                         EQUITY FUND (2)
                                                     ------------------------------             ------------------------
                                                     PERIOD ENDED        YEAR ENDED                   PERIOD ENDED
                                                       SEPT. 30,          MAR. 31,                      SEPT. 30,
                                                         2002               2002                          2002
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income/loss                         $    63,522       $   109,302                    $     5,942
--------------------------------------------------
  Net realized gain (loss) on investments               (818,637)          340,049                       (345,578)
--------------------------------------------------
  Change in unrealized appreciation
   (depreciation) on investments and
   foreign currency transactions                      (3,862,074)        2,920,547                       (961,944)
--------------------------------------------------   -----------       -----------                    -----------
  Net increase (decrease) in net assets
   resulting from operations                          (4,617,189)        3,369,898                     (1,301,580)
--------------------------------------------------   -----------       -----------                    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
--------------------------------------------------
   Institutional Class Shares                            (63,501)         (110,495)                            --
--------------------------------------------------
   Class A Shares                                           (247)             (165)                            --
--------------------------------------------------
   Class B Shares                                             --                (9)                            --
--------------------------------------------------
  Net capital gains
--------------------------------------------------
   Institutional Class Shares                                 --          (174,186)                            --
--------------------------------------------------
   Class A Shares                                             --              (888)                            --
--------------------------------------------------
   Class B Shares                                             --              (469)                            --
--------------------------------------------------   -----------       -----------                    -----------
  Total distributions                                    (63,748)         (286,212)                            --
--------------------------------------------------   -----------       -----------                    -----------
CAPITAL SHARE TRANSACTIONS (1):
  INSTITUTIONAL CLASS SHARES
  Proceeds from sale of shares                         4,859,960        11,264,655                      6,512,341
--------------------------------------------------
  Proceeds from reinvestment of dividends                 35,271           198,205                             --
--------------------------------------------------
  Redemption of shares                                (1,861,303)       (3,016,599)                      (175,794)
--------------------------------------------------   -----------       -----------                    -----------
  Net increase (decrease)                              3,033,928         8,446,261                      6,336,547
--------------------------------------------------   -----------       -----------                    -----------
  CLASS A SHARES
  Proceeds from sale of shares                            59,145           104,053                             --
--------------------------------------------------
  Proceeds from reinvestment of dividends                    243             1,053                             --
--------------------------------------------------
  Redemption of shares                                    (6,938)          (13,479)                            --
--------------------------------------------------   -----------       -----------                    -----------
  Net increase                                            52,450            91,627                             --
--------------------------------------------------   -----------       -----------                    -----------
  CLASS B SHARES
  Proceeds from sale of shares                            56,154           111,734                             --
--------------------------------------------------
  Proceeds from reinvestment of dividends                     --               478                             --
--------------------------------------------------
  Redemption of shares                                        --                --                             --
--------------------------------------------------   -----------       -----------                    -----------
  Net increase                                            56,154           112,212                             --
--------------------------------------------------   -----------       -----------                    -----------
  Net increase (decrease) from share transactions      3,142,532         8,650,100                      6,336,547
--------------------------------------------------   -----------       -----------                    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (1,538,405)       11,733,786                      5,034,967
--------------------------------------------------
NET ASSETS:
  Beginning of period                                 22,760,985        11,027,199                             --
--------------------------------------------------   -----------       -----------                    -----------
  End of period                                      $21,222,580       $22,760,985                    $ 5,034,967
--------------------------------------------------   ===========       ===========                    ===========
  Undistributed net investment income,
   (Accumulated net investment loss),
   (Distributions in excess of net investment
   income), end of period                            $        45       $       271                    $   (13,825)
--------------------------------------------------   ===========       ===========                    ===========
------------------------------------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For the Six Month Period Ended September 30, 2002 (Unaudited) and the Years Ended March 31, (Unless Otherwise Indicated)


                                 Net Realized
                                     and           Distributions
            Net Asset             Unrealized    ------------------  Net Asset
              Value       Net        Gains         Net               Value,             Net Assets,
            Beginning Investment  (Losses) on   Investment Capital   End of     Total      End of
            of Period   Income    Investments     Income    Gains    Period    Return+  Period (000s)
------------------------------------------------------------------------------------------------------
----------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
----------------------------------
Institutional Class
2002*         $ 1.00    $ 0.01      $   --       $(0.01)   $    --    $ 1.00    0.71%     $214,748
2002            1.00      0.03          --        (0.03)        --      1.00    2.89       271,802
2001            1.00      0.06          --        (0.06)        --      1.00    6.03       302,569
2000            1.00      0.05          --        (0.05)        --      1.00    5.06       307,884
1999            1.00      0.05          --        (0.05)        --      1.00    4.63       133,730
1998            1.00      0.05          --        (0.05)        --      1.00    4.95       100,497
Class A
2002*         $ 1.00    $ 0.01      $   --       $(0.01)   $    --    $ 1.00    0.61%     $      8
2002(2)         1.00      0.01          --        (0.01)        --      1.00    2.66             2
Class B
2002*         $ 1.00    $   --      $   --       $   --    $    --    $ 1.00    0.23%     $      1
2002(2)         1.00      0.01          --        (0.01)        --      1.00    1.68             1

-----------------------------
SHORT/INTERMEDIATE BOND FUND
-----------------------------
Institutional Class
2002*         $ 9.59    $ 0.24      $ 0.54       $(0.24)   $    --    $10.13    8.25%     $ 51,175
2002           10.01      0.52       (0.39)       (0.53)     (0.02)     9.59    1.26        47,520
2001            9.56      0.53        0.45        (0.53)        --     10.01   10.52        46,827
2000           10.01      0.51       (0.45)       (0.51)        --      9.56    0.71        21,008
1999            9.97      0.51        0.04        (0.51)        --     10.01    5.61        21,636
1998            9.73      0.56        0.24        (0.56)        --      9.97    8.37        19,509

----------
BOND FUND
----------
Institutional Class
2002*         $ 9.68    $ 0.24      $  0.76      $(0.24)   $   --     $10.44   10.48%     $ 39,388
2002           10.02      0.52        (0.33)      (0.52)     (0.01)     9.68    1.85        39,489
2001            9.59      0.54         0.43       (0.54)       --      10.02   10.52        43,208
2000           10.42      0.57        (0.67)      (0.58)     (0.15)     9.59   (0.90)       48,544
1999           10.45      0.61           --       (0.61)     (0.03)    10.42    5.93        82,420
1998            9.84      0.59         0.61       (0.59)       --      10.45   12.50        77,671

------------
INCOME FUND
------------
Institutional Class
2002*         $ 9.81    $ 0.29      $ 0.54       $(0.29)   $    --    $10.35    8.59%     $ 67,981
2002           10.00      0.61       (0.15)       (0.61)     (0.04)     9.81    4.65        64,047
2001(1)        10.00      0.03       (0.01)       (0.02)        --     10.00    0.25        70,901
Class A
2002*         $ 9.82    $ 0.31      $ 0.55       $(0.31)   $    --    $10.37    8.93%     $     42
2002(2)        10.09      0.34       (0.23)       (0.34)     (0.04)     9.82    4.48             2
Class B
2002*         $ 9.82    $ 0.25      $ 0.54       $(0.25)   $    --    $10.36    8.09%     $     79
2002(2)        10.09      0.34       (0.23)       (0.34)     (0.04)     9.82    4.13            30


                           Ratio of Net                 Ratio of Net
               Ratio of     Investment      Ratio of     Investment
             Net Expenses    Income to    Net Expenses    Income to    Portfolio
              to Average      Average      to Average      Average     Turnover
              Net Assets    Net Assets    Net Assets++   Net Assets++    Rate
--------------------------------------------------------------------------------
----------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
----------------------------------
Institutional Class
2002*            0.45%         1.42%         0.55%          1.32%          N/A
2002             0.40          2.77          0.56           2.61           N/A
2001             0.40          5.87          0.58           5.69           N/A
2000             0.39          5.10          0.55           4.94           N/A
1999             0.54          4.52          0.58           4.48           N/A
1998             0.55          4.83          0.58           4.80           N/A
Class A
2002*            0.70%         1.13%         0.78%          1.05%          N/A
2002(2)          0.49          2.05          0.53           2.01           N/A
Class B
2002*            1.40%         0.45%         1.42%          0.43%          N/A
2002(2)          1.32          1.28          1.51           1.09           N/A

-----------------------------
SHORT/INTERMEDIATE BOND FUND
-----------------------------
Institutional Class
2002*            0.74%         4.92%         1.02%          4.64%        35.93%
2002             0.75          5.23          1.03           4.95        117.82
2001             0.96          5.57          1.14           5.39         68.51
2000             1.02          5.28          1.18           5.12         36.41
1999             0.97          5.05          1.13           4.89         21.36
1998             0.99          5.54          1.15           5.38         26.58

----------
BOND FUND
----------
Institutional Class
2002*            0.95%         4.32%         1.13%          4.14%        39.82%
2002             0.93          4.54          1.11           4.36         99.11
2001             0.95          5.58          1.12           5.41         83.56
2000             0.91          5.68          1.08           5.51         18.39
1999             0.88          5.78          1.05           5.61         31.35
1998             0.89          5.74          1.05           5.58         19.03

------------
INCOME FUND
------------
Institutional Class
2002*            0.83%         4.09%         1.08%          3.84%        44.57%
2002             0.81          4.83          1.08           4.56         85.17
2001(1)          1.09          5.62          1.37           5.34          3.51
Class A
2002*            1.05%         3.40%         1.25%          3.20%        44.57%
2002(2)          0.98          5.90          1.21           5.67         85.17
Class B
2002*            1.80%         2.37%         2.00%          2.17%        44.57%
2002(2)          1.70          5.15          1.93           4.92         85.17


See notes to financial statements.

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------


                                 Net Realized
                                     and                Distributions
            Net Asset             Unrealized    -----------------------------    Net Asset
              Value       Net        Gains         Net                            Value,             Net Assets,
            Beginning Investment  (Losses) on   Investment  Return     Capital    End of     Total      End of
            of Period   Income    Investments     Income   of Capital  Gains      Period    Return+  Period (000s)
-------------------------------------------------------------------------------------------------------------------
-----------------------
NEBRASKA TAX-FREE FUND
-----------------------
Institutional Class
2002*        $ 9.81     $0.19      $ 0.60        $(0.19)     $  --     $   --     $10.41       8.16%   $100,371
2002          10.02      0.40       (0.13)        (0.40)        --      (0.08)      9.81       2.79     100,111
2001(1)       10.00      0.02        0.02         (0.02)        --         --      10.02       0.34     121,961
Class A
2002*        $ 9.81     $0.18      $ 0.60        $(0.18)     $  --     $    --    $10.41       8.03%   $  1,639
2002(2)       10.16      0.32       (0.28)        (0.32)        --      (0.07)      9.81       3.64       3,876

-----------------------
COLORADO TAX-FREE FUND
-----------------------
Institutional Class
2002*        $ 9.93     $0.18      $ 0.74        $(0.18)     $  --     $   --     $10.67       9.29%   $ 17,173
2002          10.06      0.35       (0.13)        (0.35)        --         --       9.93       2.22      16,575
2001(1)       10.00      0.02        0.06         (0.02)        --         --      10.06       0.76      11,855
Class A
2002*        $ 9.93     $0.16      $ 0.74        $(0.16)     $  --     $   --     $10.67       9.10%       $  1
2002(2)       10.23      0.18       (0.30)        (0.18)        --         --       9.93       1.45           1

---------------
BALANCED FUND
---------------
Institutional Class
2002*        $ 9.95     $0.06      $(1.27)       $(0.06)     $  --     $   --     $ 8.68    (12.10)%   $ 13,111
2002           9.75      0.21        0.19         (0.20)        --         --       9.95      4.10       14,639
2001           9.29      0.27        0.46         (0.27)        --         --       9.75      8.10        6,414
2000          11.06      0.34       (0.98)        (0.35)        --      (0.78)      9.29     (6.18)      12,010
1999          12.24      0.38       (0.81)        (0.38)        --      (0.37)     11.06     (3.73)      23,883
1998          10.41      0.38        1.90         (0.38)        --      (0.07)     12.24     22.34       25,692

-----------------
CORE EQUITY FUND
-----------------
Institutional Class
2002*        $ 9.89     $0.05      $(2.40)       $(0.05)     $  --     $   --     $ 7.49    (23.85)%   $ 96,627
2002           9.51      0.12        0.50         (0.11)        --      (0.13)      9.89      6.64      132,295
2001           9.00      0.12        0.57         (0.11)     (0.02)     (0.05)      9.51      7.82      144,092
2000          13.36      0.19       (1.21)        (0.19)        --      (3.15)      9.00     (9.29)      87,537
1999          16.19      0.26       (1.66)        (0.26)        --      (1.17)     13.36     (9.20)     231,586
1998          13.74      0.29        3.50         (0.29)        --      (1.05)     16.19     28.89      312,073
Class A
2002*        $ 9.88     $0.04      $(2.40)       $(0.04)     $  --     $   --     $ 7.48    (23.95)%   $     36
2002(2)        9.51      0.05        0.50         (0.05)        --      (0.13)      9.88      6.31           34
Class B
2002*        $ 9.88     $0.01      $(2.40)       $(0.01)     $  --     $   --     $ 7.48    (24.27)%   $     75
2002(2)        9.51      0.01        0.51         (0.02)        --      (0.13)      9.88      5.69           44



                           Ratio of Net                 Ratio of Net
               Ratio of     Investment      Ratio of     Investment
             Net Expenses    Income to    Net Expenses    Income to    Portfolio
              to Average      Average      to Average      Average     Turnover
              Net Assets    Net Assets   Net Assets++    Net Assets++    Rate
--------------------------------------------------------------------------------
-----------------------
NEBRASKA TAX-FREE FUND
-----------------------
Institutional Class
2002*            0.85%         3.82%         1.13%          3.54%         6.42%
2002             0.86          3.92          1.14           3.64         49.72
2001(1)          1.10          3.49          1.38           3.21            --
Class A
2002*            1.04%         3.59%         1.26%          3.37%         6.42%
2002(2)          1.00          4.04          1.26           3.78         49.72

-----------------------
COLORADO TAX-FREE FUND
-----------------------
Institutional Class
2002*            0.90%         3.42%         1.29%          3.03%         7.39%
2002             0.90          3.48          1.19           3.19          3.32
2001(1)          0.90          3.67          1.57           3.00            --
Class A
2002*            1.28%         3.08%         1.71%          2.65%         7.39%
2002(2)          1.35          3.03          1.66           2.72          3.32

---------------
BALANCED FUND
---------------
Institutional Class
2002*            1.33%         1.22%         1.51%          1.04%        28.20%
2002             1.25          2.09          1.54           1.80         84.57
2001             1.73          2.88          2.09           2.52         77.44
2000             1.10          3.16          1.42           2.84         31.43
1999             1.01          3.20          1.32           2.89         33.17
1998             0.88          3.37          1.43           2.82         10.46

-----------------
CORE EQUITY FUND
-----------------
Institutional Class
2002*            1.08%         1.07%         1.21%          0.94%         5.30%
2002             1.03          1.09          1.20           0.92         15.90
2001             1.11          1.10          1.23           0.98         85.62
2000             1.07          1.47          1.18           1.36         23.29
1999             1.03          1.74          1.15           1.62         24.19
1998             1.03          1.89          1.14           1.78         15.87
Class A
2002*            1.28%         0.85%         1.36%          0.77%         5.30%
2002(2)          1.22          0.86          1.33           0.75         15.90
Class B
2002*            2.04%         0.17%         2.12%          0.09%         5.30%
2002(2)          1.97          0.13          2.08           0.02         15.90


 * For the six month period ended September 30, 2002. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++  Exclusive of directed brokerage arrangements, waivers and reimbursements.
(1) Commenced operations on March 9, 2001. All ratios for the period have been annualized.
(2) Commenced operations on August 31, 2001. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For the Six Month Period Ended September 30, 2002 (Unaudited) and the Years Ended March 31, (Unless Otherwise Indicated)


                                  Net Realized
                                      and           Distributions
             Net Asset             Unrealized    ------------------  Net Asset
               Value       Net        Gains         Net               Value,             Net Assets,
             Beginning Investment  (Losses) on   Investment Capital   End of     Total      End of
             of Period   Income    Investments     Income    Gains    Period    Return+  Period (000s)
------------------------------------------------------------------------------------------------------
--------------------------
GROWTH OPPORTUNITIES FUND
--------------------------
Institutional Class
2002*         $12.10    $(0.03)     $(2.93)       $   --     $ --     $ 9.14    (24.46)%    $43,808
2002           11.22      0.06        0.90         (0.08)      --      12.10      8.58       53,558
2001           11.44      0.07       (0.23)        (0.06)      --      11.22     (1.38)      45,590
2000            9.48      0.01        1.95            --       --      11.44     20.72       23,013
1999(1)        10.00      0.10       (0.53)        (0.09)      --       9.48     (4.28)      14,318
Class A
2002*         $12.08    $(0.05)     $(2.91)       $   --     $ --     $ 9.12    (24.50)%    $    34
2002(2)        11.19      0.01        0.90         (0.02)      --      12.08      8.06           45
Class B
2002*         $12.04    $(0.07)     $(2.91)       $   --     $ --     $ 9.06    (24.75)%    $    88
2002(2)        11.19     (0.02)       0.88         (0.01)      --      12.04      7.39          107

-------------------
SMALL COMPANY FUND
-------------------
Institutional Class
2002*         $14.79    $ 0.04      $(2.67)       $(0.04)   $   --    $12.12    (17.82)%    $20,948
2002           12.26      0.10        2.68         (0.10)    (0.15)    14.79     22.95       22,532
2001           10.31      0.12        1.95         (0.12)       --     12.26     20.12       11,027
2000            9.85      0.10        0.65         (0.10)    (0.19)    10.31      7.55        8,624
1999           12.94      0.18       (2.73)        (0.18)    (0.36)     9.85    (20.18)      13,096
1998           10.52      0.19        2.88         (0.19)    (0.46)    12.94     29.60       17,019
Class A
2002*         $14.78    $ 0.02      $(2.67)       $(0.02)   $   --    $12.11    (17.91)%    $   130
2002(2)        13.42      0.03        1.51         (0.03)    (0.15)    14.78     22.37          107
Class B
2002*         $14.77    $(0.02)     $(2.68)       $   --    $   --    $12.07    (18.28)%    $   145
2002(2)        13.42     (0.01)       1.51            --     (0.15)    14.77     21.62          122

--------------------------
INTERNATIONAL EQUITY FUND
--------------------------
Institutional Class
2002(3)       $10.00    $(0.02)     $(2.48)       $   --    $   --    $ 7.50    (25.00)%    $ 5,035



                           Ratio of Net                 Ratio of Net
               Ratio of     Investment     Ratio of      Investment
             Net Expenses    Income to   Net Expenses    Income to    Portfolio
              to Average      Average      to Average      Average     Turnover
              Net Assets    Net Assets   Net Assets++    Net Assets++    Rate
--------------------------------------------------------------------------------
--------------------------
GROWTH OPPORTUNITIES FUND
--------------------------
Institutional Class
2002*            1.04%       (0.45)%         1.22%         (0.63)%      26.83%
2002             0.99         0.47           1.26           0.20        82.77
2001             0.96         0.89           1.28           0.57        71.62
2000             1.03         0.10           1.41          (0.28)       73.90
1999(1)          1.21         1.15           1.63           0.73        71.80
Class A
2002*            1.28%       (0.71)%         1.43%         (0.86)%      26.83%
2002(2)          1.30         0.00           1.55          (0.25)       82.77
Class B
2002*            2.04%       (1.45)%         2.22%         (1.63)%      26.83%
2002(2)          2.05        (0.78)          2.33          (1.06)       82.77

-------------------
SMALL COMPANY FUND
-------------------
Institutional Class
2002*            1.15%        0.56%          1.58%          0.13%        5.39%
2002             1.21         0.73           1.64           0.30        27.38
2001             1.53         1.07           2.03           0.57        45.58
2000             1.46         0.89           2.02           0.33        36.71
1999             1.21         1.55           1.71           1.05        26.20
1998             1.11         1.62           1.92           0.81        16.54
Class A
2002*            1.36%        0.35%          1.74%         (0.03)%       5.39%
2002(2)          1.43         0.33           1.81          (0.05)       27.38
Class B
2002*            2.10%       (0.39)%         2.48%         (0.77)%       5.39%
2002(2)          2.17        (0.47)          2.55          (0.85)       27.38

--------------------------
INTERNATIONAL EQUITY FUND
--------------------------
Institutional Class
2002(3)          1.59%        0.38%          2.61%         (0.64)%      21.84%



 * For the six month period ended September 30, 2002. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++  Exclusive of directed brokerage arrangements, waivers and reimbursements.
(1) Commenced operations on April 1, 1998. All ratios for the period have been annualized.
(2) Commenced operations on August 31, 2001. All ratios for the period have been annualized.
(3) Commenced operations on May 31, 2002. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

See notes to financial statements.

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
September 30, 2002 (Unaudited)


1. Organization

First Focus Funds, Inc. (formerly known as First Omaha Funds, Inc.) (the "Company") was organized in October, 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the
"1940 Act"), as an open-end management investment company issuing its shares in series. Each series is a diversified portfolio representing a distinct portfolio with its own investment objectives and policies. At September 30, 2002, the series presently authorized are the U.S. Government Money Market Fund, the Short/Intermediate Bond Fund, the Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, the Colorado Tax-Free Fund, the Balanced Fund, the Core Equity Fund, the Growth Opportunities Fund, the Small Company Fund and the International Equity Fund (individually referred to as a "Fund" and collectively as the "Funds").

All Funds presently offer Institutional Class shares. Class A and B shares are offered by the U.S. Government Money Market Fund, Income Fund, Core Equity Fund, Growth Opportunities Fund and Small Company Fund. Class A shares are offered by the Nebraska Tax-Free Fund and Colorado Tax-Free Fund. Class A shares are sold with a front end sales charge with the exception of the U.S. Government Money Market Fund. Class B shares are sold with a contingent deferred sales charge for seven years. Institutional Class shares are offered without a sales charge. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.


2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

(A) INVESTMENT VALUATION

Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price.

Securities traded in the over-the-counter markets are valued at the latest bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the respective Fund's investment adviser, FNB Fund Advisers ("FNB") or FNC Fund Advisers ("FNC") collectively, the "Advisers," both divisions of First National Bank, and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established by the Board of Directors.

Pursuant to Rule 2a-7 of the 1940 Act, investments of the U.S. Government Money Market Fund are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Fund may not (i) purchase any instrument with a remaining maturity greater than 13 months unless such investment is subject to a demand feature, or (ii) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2002 (Unaudited)


(B) FOREIGN CURRENCY TRANSLATION

The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The International Equity Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

(C) REPURCHASE AGREEMENTS

The Funds may acquire repurchase agreements from financial institutions such as banks and broker/dealers which the Advisers deem creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

(D) ORGANIZATION COSTS

In April 1998, the AICPA issued the Statement of Position "SOP" No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provided guidance on the financial reporting of start-up costs and organization costs and required costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 were permitted to apply the SOP prospectively. Therefore, capitalized costs incurred prior to June 30, 1998 continue to be amortized over a period of sixty months. Any future start-up organization costs will be expensed as incurred.

In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

(E) EXPENSES

Each Fund is charged for those expenses that are directly attributable to the Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective daily net assets.

(F) CLASSES OF SHARES

Class-specific expenses are borne by that class. Income, expenses and realized and unrealized

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------



gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

(G) DISTRIBUTIONS TO SHAREHOLDERS

The U.S. Government Money Market Fund, the Short/Intermediate Bond Fund, the Bond Fund, the Income Fund, the Nebraska Tax-Free Fund and the Colorado Tax-Free Fund declare dividends of net investment income daily and pays them monthly. The Core Equity Fund and the Small Company Fund declare and pay monthly, the Balanced Fund declares and pays quarterly and the Growth Opportunities Fund and the International Equity Fund declare and pay annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for Federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(H) FEDERAL INCOME TAXES

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of the income to its shareholders that will be sufficient to relieve it from all or substantially all Federal income taxes.


The Funds had capital loss carryforwards at March 31, 2002 as follows:

                                                                             POST 10/31
              EXPIRES EXPIRES EXPIRES EXPIRES EXPIRES   EXPIRES    EXPIRES    DEFERRED
FUND            2003    2004    2005    2007    2008      2009       2010       LOSS
----          ------- ------- ------- ------- -------   -------    -------   ----------
Short/
 Intermediate
 Bond Fund       --      --     --         --      --          --         -- $1,511,529
Bond Fund        --      --     --         --      --  $1,570,528         --    205,873
Income Fund      --      --     --         --      --          --         --    294,299
Balanced Fund    --      --     --         --      --   1,976,125 $  111,228        --
Growth
 Opportunities
 Fund            --      --     --    $56,646 $464,607         --  1,442,347    199,096
Small Company
 Fund            --      --     --         --      --          --         --     97,465

It is management's intention to make no distribution of any future realized capital gains until the Federal income tax loss carryforwards are exhausted.

(I) SECURITIES PURCHASES ON A WHEN-ISSUED BASIS

Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of the securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. At September 30, 2002, the Nebraska Tax-Free Fund and the Colorado Tax-Free Fund had outstanding when issued commitments of $1,002,920 and $199,922, respectively.

(J) ILLIQUID SECURITIES

Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2002 (Unaudited)


(K) USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

(L) OTHER

Investment transactions are accounted for on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Original issue discount is amortized over the expected life of each applicable security.

3. Investment Advisory and Other Agreements

The Funds have agreements with the respective Advisers to furnish investment advisory services to the Funds. Under the terms of these agreements, the Funds will pay a monthly fee at the annual rate of the following percentages on average daily Net Assets: to FNB, 0.25% for the U.S. Government Money Market Fund, 0.50% for the Short/Intermediate Bond Fund, 0.60% for the Bond Fund, 0.60% for the Income Fund, 0.70% for the Nebraska Tax-Free Fund, 0.75% for the Balanced Fund, 0.75% for the Core Equity Fund, 0.85% for the Small Company Fund and 1.00% for the International Equity Fund; and to FNC, 0.70% for the Colorado Tax-Free Fund and 0.75% for the Growth Opportunities Fund.

FNB also serves as custodian and transfer agent for each of the Funds. The custodian receives compensation from each of the Funds for such services in an amount equal to a fee, computed daily and payable monthly, at an annual rate of 0.03% of each Fund's average daily net assets. The transfer agent also receives compensation from each of the Funds for such services. For the period ended September 30, 2002, the custodian waived all of its fees in all of the Funds, with the exception of the U.S. Government Money Market Fund and the International Equity Fund.

SEI Investments Global Funds Services (the "Administrator" formerly, SEI Investments Mutual Fund Services) acts as Administrator for each of the Funds. As compensation for its administrative and accounting services, the Administrator is entitled to a fee, computed daily and payable monthly, at an annual rate of 0.20% of each Fund's average daily net assets, subject to an aggregate minimum fee of $1,018,500 for all Funds.

The Advisers and the Administrator may periodically volunteer to reduce all or a portion of their fees with respect to one or more Funds. These waivers may be terminated at any time. The Advisers and the Administrator may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fees will cause the yield and total return of that Fund to be higher than it would be in the absence of such reduction.

SEI Investments Distribution Co. (the "Distributor") acts as Distributor for each of the Funds pursuant to a Distribution Agreement with the Company.

4. Distribution and Service Plans

The Company's Board of Directors has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class A shares of each Fund ("Class A Plan"). The Class A Plan permits payment of Distribution fees of 0.25% of the average daily net assets of that Class. The

                                                                  [LOGO OMITTED]
--------------------------------------------------------------------------------



Company's Board of Directors has also adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act for Class B shares of each Fund ("Class B Plan"). The Class B Plan permits Distribution fees of 0.75% and Service fees of 0.25% of the average daily net assets of that Class. Such amounts may be used to pay banks, broker/dealers and other institutions, which may include the Advisers, their correspondents and affiliated banks and the Distributor for distribution and shareholder services.

Some Funds direct certain portfolio trades to brokers who pay a portion of their expenses. Under this arrangement, the following Funds had expenses reduced by the amounts shown below. The effect on the Fund's expense ratios, as a percentage of the average net assets of the Fund on an annualized basis, for the period ended September 30, 2002, is as follows:

FUND                                 AMOUNT        RATIO
----                                 ------        -----
Balanced Fund                        $ 6,594       .10%
Growth Opportunities Fund            $37,232       .17%

5. Administrative Services Plan

The Company has adopted an Administrative Services Plan for the Institutional Class pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, which may include the Advisers, their correspondent and affiliated banks and the Administrator (each a "Service Organization"). Such Service Organizations agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of shares of that Fund. In consideration for such services, a Service Organization receives a fee from a Fund, computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net asset value of shares of that Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services. Effective November 1, 1996, the Company entered into an agreement under the Plan with First National Bank at an annual rate of 0.10% of the average daily net assets serviced for each of the Short/Intermediate Bond Fund, the Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, the Balanced Fund, the Core Equity Fund and the Small Company Fund.

6. Capital Stock

The Company is authorized to issue a total of 1,000,000,000 shares of common stock in series with a par value of $0.00001 per share. The Board of Directors is empowered to issue other series of the Company's shares without shareholder approval.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2002 (Unaudited)

                                                   U.S. GOVERNMENT          SHORT/INTERMEDIATE
                                                  MONEY MARKET FUND              BOND FUND                  BOND FUND
                                              ------------------------  -------------------------  ------------------------
                                              PERIOD ENDED  YEAR ENDED   PERIOD ENDED  YEAR ENDED   PERIOD ENDED  YEAR ENDED
                                                SEPT. 30,    MAR. 31,      SEPT. 30,    MAR. 31,     SEPT. 30,     MAR. 31,
                                                  2002         2002          2002         2002          2002         2002
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                405,533,487  1,163,906,583     564,674    1,319,726     363,941      683,061
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                   13,681        106,258      50,476      119,440      91,112      216,695
------------------------------------------
  Shares redeemed                           (462,595,611)(1,194,803,525)   (517,908)  (1,163,313)   (760,308)  (1,133,390)
------------------------------------------  ------------  -------------     -------    ---------     -------    ---------
  Net increase (decrease)                    (57,048,443)   (30,790,684)     97,242      275,853    (305,255)    (233,634)
------------------------------------------  ------------  -------------     -------    ---------     -------    ---------
  CLASS A SHARES
  Shares sold                                      6,938          1,610          --           --          --           --
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                       21             18          --           --          --           --
------------------------------------------
  Shares redeemed                                   (505)            --          --           --          --           --
------------------------------------------  ------------  -------------     -------    ---------     -------    ---------
  Net increase (decrease)                          6,454          1,628          --           --          --           --
------------------------------------------  ------------  -------------     -------    ---------     -------    ---------
  CLASS B SHARES
  Shares sold                                        197          1,100          --           --          --           --
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                        3              8          --           --          --           --
------------------------------------------
  Shares redeemed                                     --             --          --           --          --           --
------------------------------------------  ------------  -------------     -------    ---------     -------    ---------
  Net increase                                       200          1,108          --           --          --           --
------------------------------------------  ------------  -------------     -------    ---------     -------    ---------
Net increase (decrease) from share
    transactions                             (57,041,789)   (30,787,948)     97,242      275,853    (305,255)    (233,634)
                                            ============  =============     =======    =========     =======      =======

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------



                                                                                       NEBRASKA
                                                       INCOME FUND                   TAX-FREE FUND
                                              ----------------------------   ----------------------------
                                              PERIOD ENDED    PERIOD ENDED   PERIOD ENDED    PERIOD ENDED
                                               SEPT. 30,         MAR. 31      SEPT. 30,        MAR. 31,
                                                  2002            2002           2002            2002
---------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                     517,075       1,279,248        268,638         812,592
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                     1,672           2,400          2,831           6,639
------------------------------------------
  Shares redeemed                                (481,311)     (1,840,619)      (836,609)     (2,778,911)
------------------------------------------     ----------      ----------      ---------      ----------
  Net increase (decrease)                          37,436        (558,971)      (565,140)     (1,959,680)
------------------------------------------     ----------      ----------      ---------      ----------
  CLASS A SHARES
  Shares sold                                       3,826             109        136,262         395,800
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                        88               4          6,278           1,430
------------------------------------------
  Shares redeemed                                      --              --       (380,333)         (1,920)
------------------------------------------     ----------      ----------      ---------      ----------
  Net increase (decrease)                           3,914             113       (237,793)        395,310
------------------------------------------     ----------      ----------      ---------      ----------
  CLASS B SHARES
  Shares sold                                       4,442           3,021             --              --
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                       128              78             --              --
------------------------------------------
  Shares redeemed                                     (52)             --             --              --
------------------------------------------     ----------      ----------      ---------      ----------
  Net increase                                      4,518           3,099             --              --
------------------------------------------     ----------      ----------      ---------      ----------
Net increase (decrease) from share
    transactions                                   45,868        (555,759)      (802,933)     (1,564,370)
------------------------------------------     ==========      ==========      =========      ==========
---------------------------------------------------------------------------------------------------------

                                                        COLORADO
                                                      TAX-FREE FUND                 BALANCED FUND
                                                ---------------------------     -------------------------
                                                PERIOD ENDED    PERIOD ENDED   PERIOD ENDED    PERIOD ENDED
                                                 SEPT. 30,        MAR. 31,      SEPT. 30,        MAR. 31,
                                                   2002            2002            2002             2002

------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES
  Shares sold                                     270,194        782,652         330,702       1,090,540
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                       533            191           9,700          20,976
------------------------------------------
  Shares redeemed                                (329,380)      (293,457)       (301,551)       (297,260)
------------------------------------------      ---------      ---------        --------       ---------
  Net increase (decrease)                          58,653        489,386          38,851         814,256
------------------------------------------      ---------      ---------        --------       ---------
  CLASS A SHARES
  Shares sold                                          --            108              --              --
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                         1              2              --              --
------------------------------------------
  Shares redeemed                                      --             --              --              --
------------------------------------------      ---------      ---------        --------       ---------
  Net increase (decrease)                               1            110              --              --
------------------------------------------      ---------      ---------        --------       ---------
  CLASS B SHARES
  Shares sold                                          --             --              --              --
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                        --             --              --              --
------------------------------------------
  Shares redeemed                                      --             --              --              --
------------------------------------------      ---------      ---------        --------       ---------
  Net increase                                         --             --              --              --
------------------------------------------      ---------      ---------        --------       ---------
Net increase (decrease) from share
    transactions                                  (58,652)       489,496          38,851         814,256
------------------------------------------      =========      =========        ========       =========
---------------------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
September 30, 2002 (Unaudited)


                                                               CORE                                    GROWTH
                                                            EQUITY FUND                          OPPORTUNITIES FUND
                                                ---------------------------------         --------------------------------
                                                PERIOD ENDED           YEAR ENDED         PERIOD ENDED          YEAR ENDED
                                                  SEPT. 30,             MAR. 31,            SEPT. 30,            MAR. 31,
                                                    2002                  2002                2002                 2002
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                         471,982            1,149,537             856,259           1,132,877
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                        28,788              135,495                  71              12,593
------------------------------------------
  Shares redeemed                                    (977,670)          (3,059,836)           (493,543)           (779,498)
------------------------------------------         ----------          -----------          ----------          ----------
  Net increase (decrease)                            (476,900)          (1,774,804)            362,787             365,972
------------------------------------------         ----------          -----------          ----------          ----------
  CLASS A SHARES
  Shares sold                                           1,301                3,488               1,281               3,710
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                            22                   15                  --                   5
------------------------------------------
  Shares redeemed                                          (1)                  --              (1,321)                 --
------------------------------------------         ----------          -----------          ----------          ----------
  Net increase (decrease)                               1,322                3,503                 (40)              3,715
------------------------------------------         ----------          -----------          ----------          ----------
  CLASS B SHARES
  Shares sold                                           5,809                4,396               1,008               8,888
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                            12                   64                  --                   4
------------------------------------------
  Shares redeemed                                        (232)                  --                (157)                 --
------------------------------------------         ----------          -----------          ----------          ----------
  Net increase                                          5,589                4,460                 851               8,892
------------------------------------------         ----------          -----------          ----------          ----------
Net increase (decrease) from share
   transactions                                      (469,989)          (1,766,841)            363,598             378,579
------------------------------------------         ==========          ===========          ==========          ==========
--------------------------------------------------------------------------------------------------------------------------


(1) Commenced operations on May 31, 2002.

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------





                                                                SMALL                        INTERNATIONAL
                                                            COMPANY FUND                    EQUITY FUND (1)
                                                   -------------------------------          ---------------
                                                   PERIOD ENDED         YEAR ENDED            PERIOD ENDED
                                                     SEPT. 30,           MAR. 31,               SEPT. 30,
                                                       2002                2002                   2002
-----------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
  Shares sold                                        347,405              834,053                 690,279
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                        2,650               14,945                      --
------------------------------------------
  Shares redeemed                                   (144,386)            (224,800)                (19,350)
------------------------------------------         ---------            ---------               ---------
  Net increase (decrease)                            205,669              624,198                 670,929
------------------------------------------    --------------       --------------   ---------------------
  CLASS A SHARES
  Shares sold                                          4,064                8,091                      --
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                           18                   79                      --
------------------------------------------
  Shares redeemed                                       (606)                (919)                     --
------------------------------------------         ---------            ---------               ---------
  Net increase (decrease)                              3,476                7,251                      --
------------------------------------------         ---------            ---------               ---------
  CLASS B SHARES
  Shares sold                                          3,760                8,188                      --
------------------------------------------
  Shares issued to holders in reinvestment
   of dividends                                           --                   36                      --
------------------------------------------
  Shares redeemed                                         --                    --                       --
------------------------------------------         ---------            ---------               ---------
  Net increase                                         3,760                8,224                      --
------------------------------------------         ---------            ---------               ---------
Net increase (decrease) from share
   transactions                                      212,905              639,673                 670,929
------------------------------------------         =========            =========               =========
-----------------------------------------------------------------------------------------------------------

SEMI-ANNUAL REPORT
First Focus Funds(SM)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
September 30, 2002 (Unaudited)

7.Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six month period ended September 30, 2002 were as follows:


                   U.S.
                 GOVERNMENT   SHORT/
                  MONEY    INTERMEDIATE                         NEBRASKA    COLORADO
                  MARKET       BOND       BOND       INCOME     TAX-FREE    TAX-FREE
                   FUND        FUND       FUND        FUND        FUND        FUND
------------------------------------------------------------------------------------
Purchases
 U.S. Government $       -- $8,861,972  $7,149,232 $18,145,317 $        -- $       --
 Other                   --  9,748,600   8,100,507  12,145,619   6,529,220  1,199,840

----------------
Sales
 U.S. Government $1,015,800 $7,553,815 $12,344,297 $17,860,454 $        -- $       --
 Other                   --  9,098,086   6,400,386  10,898,699  15,278,613  1,403,813
------------------------------------------------------------------------------------


                              CORE        GROWTH      SMALL  INTERNATIONAL
                 BALANCED    EQUITY    OPPORTUNITIES COMPANY     EQUITY
                   FUND       FUND         FUND        FUND       FUND
---------------------------------------------------------------------------

Purchases
 U.S. Government $       -- $        -- $      --   $       -- $       --
 Other            4,144,209   5,674,490  17,954,071  3,658,976  7,311,340

----------------
Sales
 U.S. Government $1,133,097 $        -- $      --   $       -- $       --
 Other            2,661,763  11,360,837  13,159,673  1,158,690    953,360
---------------------------------------------------------------------------


As of September 30, 2002, the difference between the total cost of securities for Federal income tax purposes and the total cost of securities reported for financial reporting purposes was primarily attributable to wash sales. The gross unrealized appreciation and depreciation on investments for Federal income tax purposes were as follows:

                                                                                                                     NET
                                                                                                                 UNREALIZED
                                                     FEDERAL            UNREALIZED          UNREALIZED          APPRECIATION/
                                                    TAX COST           APPRECIATION       (DEPRECIATION)       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Short/Intermediate Bond Fund                     $48,635,095          $ 2,079,414          $ (139,781)          $1,939,633
Bond Fund                                         36,561,949            2,329,595            (118,186)           2,211,409
Income Fund                                       64,874,243            3,309,475            (197,424)           3,112,051
Nebraska Tax-Free Fund                            95,973,595            6,160,538                  --            6,160,538
Colorado Tax-Free Fund                            15,795,119            1,283,647                  --            1,283,647
Balanced Fund                                     13,929,481              985,863          (1,850,994)            (865,131)
Core Equity Fund                                  96,674,019           15,271,293         (15,293,940)             (22,647)
Growth Opportunities Fund                         46,769,789            5,772,761          (8,412,812)          (2,640,051)
Small Company Fund                                21,566,467            2,235,130          (2,741,139)            (506,009)
International Equity Fund                          5,948,023               15,334            (975,551)            (960,217)
-----------------------------------------------------------------------------------------------------------------------------

                                                                  [LOGO OMITTED]

--------------------------------------------------------------------------------




8.Concentration of Credit Risk

The Nebraska Tax-Free and Colorado Tax-Free Funds each concentrate their investments in a single state and therefore have more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

9.Subsequent Event

On November 5, 2002, the Board of Directors of the Company approved the termination of the Class A and Class B shares of the First Focus Funds on or about December 31, 2002, or other such date as determined by the officers of the Company, and directed that all outstanding Class A and Class B shares of the Funds be redeemed in a manner determined by the officers of the Company to be in the best interests of the holders of such shares.

Also on November 5, 2002, the Board of Directors of the Company approved the termination of the First Focus U.S. Government Money Market Fund (the "Fund") on or about December 31, 2002, or other such date as determined by the officers of the Company, and directed that all outstanding shares of the Fund be redeemed in a manner determined by the officers of the Company to be in the best interests of the holders of such shares.

--------------------------------------------------------------------------------
NOTES

INVESTMENT ADVISER
         FNB Fund Advisers
         First National Bank
         1620 Dodge Street, Stop 1075
         Omaha, Nebraska 68197

         FNC Fund Advisers
         First National Bank
         P.O. Box 555
         Fort Collins, Colorado 80522

CUSTODIAN
         First National Bank
         1620 Dodge Street, Stop 1075
         Omaha, Nebraska 68197

ADMINISTRATOR
         SEI Investments Global Funds Services
         One Freedom Valley Drive
         Oaks, Pennsylvania 19456

DISTRIBUTOR
         SEI Investments Distribution Co.
         One Freedom Valley Drive
         Oaks, Pennsylvania 19456

LEGAL COUNSEL
         Cline, Williams, Wright, Johnson & Oldfather
         1900 US Bank Building
         233 South 13th Street
         Lincoln, NE 68508-2095

AUDITORS
         KPMG LLP
         Two Central Park Plaza, Suite 1501
         Omaha, Nebraska 68102

This report has been prepared for the general information of First Focus Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective First Focus Funds prospectus. The prospectus contains more complete information about First Focus Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

FOR MORE INFORMATION
      call 1-800-662-4203
      or write to:
      First Focus Funds Service Center
      P.O. Box 219022
      Kansas City, Missouri 64121-9022



                                 [LOGO OMITTED]
                                   FIRST FOCUS
                                      FUNDS
                           Value. Stability. Service.

                                                                 FFF-SA-002-0200